UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2020

Date of reporting period:	August 1, 2019 — July 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Premier Income Trust

Annual report
7 | 31 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Annual report
7 | 31 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

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Message from the Trustees

September 17, 2020

Dear Fellow Shareholder:

As the world continues to confront the challenges of the COVID-19 pandemic, financial markets, it seems, are enjoying a respite from fear. U.S. markets rallied this summer despite many challenges that weighed down economic activity, including the public health impact of the pandemic, high unemployment, and tensions related to calls for racial equity. In this context, Putnam continues to pursue superior investment performance for you and your fellow shareholders while also working toward its goals of improving diversity and inclusion within its organization.

We would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 30 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Allocations are shown as a percentage of the fund’s net assets as of 7/31/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

* The fund’s primary benchmark (ICE BofA U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

† Source: Lipper, a Refinitiv company.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/20. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 17–18.

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Bill, how would you summarize the fund’s investment environment during the reporting period?

For much of the period, it was a generally favorable environment for risk assets. The U.S. Federal Reserve [Fed] kept its policy interest rate near zero, following three reductions during the second half of 2019. Sentiment toward global trade improved as the United States and China agreed to cooperate on an initial round of trade measures. And the parliamentary majority won by U.K. Prime Minister Boris Johnson’s Conservative party reduced global uncertainty over Brexit.

Cracks began to appear in the benign backdrop early in the new year, however, leading to an eventual collapse in March. Intensifying investor anxiety about the COVID-19 outbreak sparked a global sell-off in risk assets. The pandemic quickly developed into an economic crisis that led to unprecedented measures from government policy makers. Also, a poorly timed dispute between Russia and Saudi Arabia over oil production levels pushed crude prices steadily lower until the end of April, further unnerving market participants.

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Credit qualities are shown as a percentage of the fund’s net assets as of 7/31/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

_______________________________________________________________________________________________________________________________________________________________________

Risk assets began to rebound in late March, on hopes that massive government stimulus efforts would be enough to offset the near-term economic fallout from the pandemic. In May, an easing of coronavirus restrictions and additional policy support reinforced a view held by investors that global economic activity had bottomed and would begin to recover, albeit slowly.

The pace of the market recovery decelerated in June. Investors weighed the potential for more support from the Fed, along with better-than-expected economic data, against an accelerating rate of coronavirus infections in certain parts of the country. Market participants worried that a potential second wave of infections could slow progress toward the economy reopening.

The recovery picked up steam in July amid positive developments on a potential vaccine, progress on a new economic relief package, and corporate earnings that came in above consensus expectations. These factors boosted sentiment in the face of heightening U.S.–China tensions and rising COVID-19 case counts across parts of the globe.

The fund posted negative performance for the 12-month period. Which holdings and strategies were the primary detractors?

Before I discuss performance, I think it’s important to highlight that the fund continued to invest outside the constraints of traditional fixed-income benchmarks, such as the Bloomberg Barclays U.S. Aggregate Bond Index. Our goal is to seek what we consider to be the best investment opportunities based on risk rather than asset class. These risks include interest rate, credit, prepayment, and liquidity.

In terms of specific strategies, our mortgage-credit holdings were the biggest detractors for the period. Commercial mortgage-backed securities [CMBS] — both cash bonds and synthetic exposure via CMBX — hampered performance

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this period. [CMBX includes a group of tradeable indexes that reference a basket of 25 CMBS issued in a particular year.] After performing strongly during the second half of 2019, the commercial mortgage market faced significant uncertainty in 2020 as COVID-19 became a global pandemic. Unlike other riskier fixed-income sectors, CMBS did not directly benefit from the government stimulus programs launched in response to the pandemic. As a result, the CMBS supply-and-demand backdrop remained weak into May 2020.

Positions in emerging-market [EM] debt also worked against the fund’s performance. The value of our position in bonds issued by the government of Argentina dropped sharply in August 2019 in response to surprising results from the country’s presidential primary. Spreads on EM bonds widened in March and into April, along with other risk-driven assets, amid the market sell-off. Risk sentiment perked up in late April, and performance improved. However, the recovery was not enough to fully offset earlier weakness. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as spreads tighten and decline as spreads widen.]

The fund’s active currency strategies modestly detracted from performance. Returns were mixed, as most currencies ended the period weaker versus the U.S. dollar. A slightly short position in the euro throughout the period was the biggest negative, along with long exposure to the Norwegian krone during March.

What about contributors during the 12-month period?

Our interest-rate and yield-curve strategy provided the biggest boost to performance. The fund’s positioning benefited from declining interest rates across the yield curve and a general flattening of the curve. For example, the yield on the benchmark 10-year U.S. Treasury went from

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 7/31/20. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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1.90% on August 1, 2019, to 0.55% on July 31, 2020. This sharp drop in yield reflected investor concern about the detrimental impact COVID-19 would have on global economic growth.

Strategies targeting prepayment risk also contributed, led by our mortgage basis positioning. Mortgage basis is a strategy that seeks to exploit the yield differential between 30-year agency pass-throughs and 30-year Treasuries. Shifting from a short to a long position around the time that the Fed launched a series of borrower-friendly programs in March proved beneficial. Government-agency interest-only (IO) collateralized mortgage obligations and inverse IO securities also added value, as mortgage refinancing remained generally subdued until the latter months of the period.

How did you use derivatives during the period?

We used CMBX credit default swaps [CDS] to gain exposure to CMBS. We also used CDS to hedge the fund’s credit and market risks. We used interest-rate swaps to take tactical positions at various points along the yield curve, to hedge the risk associated with the fund’s curve positioning, and to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our holdings of collateralized mortgage obligations, and to help manage overall downside risk. In addition, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

As the period came to a close, the seven-day rolling average of daily reported COVID-19 cases in the United States was declining. Economic data releases were generally coming

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

8 Premier Income Trust

in better than expected, and risk assets were performing well.

Although we are cautiously optimistic about the U.S. economy during the second half of 2020 and into 2021, we think it will take considerably longer for U.S. growth to move back toward the level it was at before the pandemic.

As we move closer to the U.S. elections this November, we think there is the potential for periods of volatility as investors try to gauge how possible regulatory changes could impact specific industries.

Within this environment, we will remain focused on economic data, the impact of quarterly earnings on corporate balance sheets, and indications of progress toward a COVID-19 vaccine.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2020, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 7/31/20

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.31%	47.32%	3.95%	16.16%	3.04%	6.50%	2.12%	–4.14%
Market price	6.52	42.08	3.57	30.65	5.49	9.14	2.96	–3.19

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 7/31/20

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
ICE BofA U.S. Treasury
Bill Index	—*	6.85%	0.67%	6.28%	1.23%	5.45%	1.78%	1.56%
Bloomberg Barclays
Government Bond Index	5.94%	39.47	3.38	22.32	4.11	18.66	5.87	11.70
Lipper General Bond
Funds (closed-end)	7.17	111.43	7.44	31.16	5.51	10.27	3.27	–1.89
category average†

Index and Lipper results should be compared to fund performance at net asset value.

* The fund’s primary benchmark (ICE BofA U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

† Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 7/31/20, there were 48, 34, 29, 16, and 3 funds, respectively, in this Lipper category.

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Fund price and distribution information For the 12-month period ended 7/31/20
Distributions
Number	12
Income	$0.338704
Capital gains	—
Return of capital*	0.081296
Total	$0.420000
Share value	NAV	Market price
7/31/19	$5.44	$5.32
7/31/20	4.80	4.74
Current dividend rate†	8.75%	8.86%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* See page 133.

† Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/20

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.30%	48.02%	4.00%	15.00%	2.83%	6.38%	2.08%	–3.53%
Market price	6.52	46.54	3.90	30.37	5.45	8.06	2.62	0.32

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Information about the fund’s goal, investment strategies, and principal risks

Goal

The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s main investment strategies and related risks

This section contains detail regarding the fund’s main investment strategies and the related risks you face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

We pursue the fund’s goal by investing mainly in bonds, securitized debt instruments (such as residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”)), and other obligations of companies and governments worldwide that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”), that have intermediate- to long-term maturities (three years or longer), and that are from multiple sectors. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for hedging and non-hedging purposes and to obtain leverage.

The fund currently has significant investment exposure to CMBS, which are also subject to risks associated with the commercial real estate markets and the servicing of mortgage loans secured by commercial properties. During periods of difficult economic conditions, delinquencies and losses on CMBS in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. The fund achieves exposure to CMBS via CMBX, an index that references a basket of CMBS.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

Investments rated below BBB or its equivalent are below investment-grade in quality (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the values of those investments will usually be more volatile and could decrease. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in

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achieving the fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations. RMBS and CMBS with payments not guaranteed by a government agency, including collateralized investment vehicles, which comprise a substantial portion of the fund’s investments, generally involve greater credit risk than securities guaranteed by government agencies.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

• Foreign investments. We consider any securities issued by a foreign government or a supranational organization (such as the World Bank) or denominated in a foreign currency to be securities of a foreign issuer. In addition, we consider an issuer to be a foreign issuer if we determine that (i) the issuer is headquartered or organized outside the United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv) the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. Foreign investments involve certain special risks, including:

— Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

— Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

— Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade on markets that are closed when U.S. markets are open. As a result, accurate pricing information based on foreign market prices may not always be available.

— Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

— Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. In addition, there may be limited or no markets for bonds of issuers that become distressed. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

— Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and

14 Premier Income Trust

custody may also involve delays in payment, delivery or recovery of money or investments.

— Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.- traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, certain foreign currency transactions and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives for hedging and non-hedging purposes and to obtain leverage. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations.

• Floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below-investment-grade in quality, many also are senior in rank in the event of bankruptcy to most other securities of the borrower, such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

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The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be considered “securities,” and it is possible that the fund may not be entitled to rely on anti-fraud and other protections under the federal securities laws when it purchases loans.

• Although the market for the types of floating rate loans in which the fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain consent of borrower and/or agent can delay or impede the fund’s ability to sell the floating rate loans and can adversely affect the price that can be obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

• Liquidity and illiquid investments. We may invest the fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value for purposes of determining the fund’s net asset value. We may not be able to sell these investments when we consider it desirable to do so, or we may be able to sell them only at less than their value.

• Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

• Management risk. The fund is actively managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, we, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers may have operational risk management policies and procedures and take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

• Other investments. In addition to the main investment strategies described above, the fund may make other types of investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The fund may also loan portfolio securities to earn income.

• Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

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CMBX Index is a group of tradeable indexes that reference a basket of 25 CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper,  a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

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Other information for shareholders

Important notice regarding share repurchase program

In September 2019, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 356 days beginning October 10, 2019, up to 10% of the fund’s common shares outstanding as of October 9, 2019. At Putnam’s recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated July 1, 2020.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2020, Putnam employees had approximately $483,000,000 and the Trustees had approximately $75,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

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Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

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Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

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be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

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Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

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Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that

24 Premier Income Trust

differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes.

In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended

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December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	2nd
Three-year period	3rd
Five-year period	4th

Over the one-year, three-year and five-year periods ended December 31, 2019, there were 44, 29 and 25 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees expressed concern about your fund’s fourth quartile performance over the five-year period ended December 31, 2019 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance relative to its Lipper peer group was an artifact of the small size and heterogeneity of the peer group, resulting in less precise performance comparisons between the fund and the peer group.

The Trustees considered Putnam Management’s observation that the fund yielded strong one-year and three-year gross returns and solid five-year gross returns. The Trustees also considered that an open-end fund managed similarly by the same portfolio management team had a lower five-year return than your fund (partly as a result of certain structural advantages of closed-end funds), but had strong performance relative to its targeted peer group (Lipper Alternative Credit Focus Funds). In addition, the Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through the appointment in January 2020 of an additional portfolio manager and through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle

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of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV, which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

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Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

28 Premier Income Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and shareholders of
Putnam Premier Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Premier Income Trust (referred to hereafter as the “Fund”) as of July 31, 2020, the related statement of operations and changes in net assets for the year ended July 31, 2020, including the related notes, and the financial highlights for the year ended July 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations, changes in its net assets and the financial highlights for the year ended July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended July 31, 2019 and the financial highlights for each of the periods ended on or prior to July 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 19, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 17, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Premier Income Trust 29

The fund’s portfolio 7/31/20

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (74.5%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$180,857	$203,455
5.00%, with due dates from 5/20/49 to 3/20/50	528,480	594,413
4.50%, with due dates from 10/20/49 to 1/20/50	407,950	455,058
4.00%, TBA, 8/1/50	9,000,000	9,549,844
4.00%, with due dates from 8/20/49 to 1/20/50	450,514	500,426
3.50%, with due dates from 8/20/49 to 3/20/50	1,679,342	1,826,402
		13,129,598
U.S. Government Agency Mortgage Obligations (71.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 4/1/49	46,782	51,804
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	313,868	348,299
4.50%, 5/1/49	126,947	139,891
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/50	5,000,000	5,517,969
4.50%, TBA, 8/1/50	5,000,000	5,375,000
4.00%, TBA, 9/1/50	42,000,000	44,638,125
4.00%, TBA, 8/1/50	64,000,000	67,990,003
3.50%, TBA, 9/1/50	49,000,000	51,679,688
3.50%, TBA, 8/1/50	79,000,000	83,301,795
2.50%, TBA, 9/1/50	15,000,000	15,732,422
2.50%, TBA, 8/1/50	15,000,000	15,760,547
2.00%, TBA, 9/1/50	29,000,000	29,976,485
2.00%, TBA, 8/1/50	32,000,000	33,155,002
		353,667,030
Total U.S. government and agency mortgage obligations (cost $365,548,196)		$366,796,628

	Principal
U.S. TREASURY OBLIGATIONS (0.7%)*	amount	Value
U.S. Treasury Notes
2.375%, 2/29/24 [i]	$1,049,000	$1,142,644
2.25%, 11/15/24 [i]	132,000	144,276
2.00%, 5/31/24 [i]	677,000	726,800
1.50%, 10/31/24 [i]	1,493,000	1,581,953
Total U.S. treasury obligations (cost $3,595,673)		$3,595,673

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)*	amount	Value
Agency collateralized mortgage obligations (20.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 25.09%, 4/15/37	$56,933	$105,497
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.156%, 11/15/35	118,093	211,846
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.65%), 6.475%, 4/15/40	3,064,223	309,272

30 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.025%, 12/15/47	$5,281,178	$599,414
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.925%, 8/15/56	8,297,926	2,073,154
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.925%, 4/15/47	2,073,293	353,756
REMICs Ser. 4813, IO, 5.50%, 8/15/48	4,507,767	891,003
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	3,133,907	437,180
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,686,993	226,396
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	927,223	119,113
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,476,063	141,237
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,899,549	266,633
REMICs Ser. 4425, IO, 4.00%, 1/15/45	3,496,391	332,157
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	3,562,768	552,443
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,268,432	264,406
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	2,205,957	38,107
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	8,113,795	486,828
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	4,920,223	346,851
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	1,266,872	81,561
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,847,552	56,284
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,297,848	100,176
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,257,388	83,128
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	5,396,362	372,667
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,482,059	160,589
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,012,003	36,280
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	2,817,094	73,701
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO,
0.378%, 7/25/43 W	2,081,745	20,817
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,951	1,784
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 38.87%, 7/25/36	82,264	157,724
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.571%, 6/25/37	93,209	163,516
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 22.654%, 2/25/38	71,866	101,479
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.735%, 8/25/35	63,649	90,184
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 16.948%, 11/25/34	86,374	103,251
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR)
+ 6.45%), 6.278%, 4/25/42	1,770,196	351,619
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR)
+ 6.40%), 6.228%, 4/25/40	1,379,066	298,302
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.078%, 3/25/48	7,103,726	1,283,643
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,643,674	749,545
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	3,489,375	643,915
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	788,731	13,432

Premier Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.978%, 5/25/47	$15,927,763	$3,034,398
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.978%, 10/25/41	917,835	46,209
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.928%, 12/25/46	5,468,080	1,218,931
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.928%, 5/25/39	17,817,726	3,298,952
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.878%, 8/25/49	8,561,350	1,240,425
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 5.95%), 5.778%, 2/25/43	3,802,774	837,289
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.90%), 5.728%, 10/25/41	3,853,894	635,813
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	160,425	25,759
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	5,815,924	1,134,803
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	492,469	80,690
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	890	3
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	751,820	130,641
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	3,519,445	127,404
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	2,621,209	262,466
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,529,865	50,406
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	2,411,196	152,687
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	6,723,208	840,360
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,808,037	194,364
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,514,723	145,201
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,494,928	105,542
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	3,224,496	234,202
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,391,056	52,460
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,704,640	76,382
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,969,470	108,474
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,237,551	34,437
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	1,389,999	29,468
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	7,531	6,872
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%),
5.993%, 4/20/44	7,754,923	1,659,563
IFB Ser. 20-97, Class QS, IO, 5.968%, 6/20/50	10,374,000	1,560,872
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.963%, 1/20/49	9,566,151	1,404,991
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.963%, 9/20/43	897,715	174,426
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.913%, 8/20/49	13,935,278	2,245,949
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.913%, 7/20/49	13,644,655	1,993,893
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 1/20/50	6,710,295	1,139,356

32 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 12/20/49	$8,775,209	$1,132,143
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 9/20/49	13,943,145	2,258,628
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 8/20/49	961,373	122,406
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 6/20/49	884,017	103,319
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.863%, 12/2/21	2,006,296	225,398
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
5.763%, 7/20/40	8,766,439	1,592,152
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
5.413%, 8/20/44	3,670,966	673,193
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,622,576	282,880
Ser. 16-42, IO, 5.00%, 2/20/46	4,196,713	688,042
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	5,310,432	617,391
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	6,668,082	1,141,376
Ser. 14-76, IO, 5.00%, 5/20/44	1,632,625	256,053
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,259,670	229,638
Ser. 12-146, IO, 5.00%, 12/20/42	1,140,323	205,441
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,675,794	282,048
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,183,419	199,307
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,347,501	927,471
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,751,123	479,191
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	5,523,117	965,009
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,005,436	170,029
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,282,941	535,781
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,225,751	304,129
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	4,209,739	494,139
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,879,814	234,791
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,654,207	309,783
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	2,320,226	390,792
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	2,871,798	304,554
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,297,142	319,902
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	473,243	38,749
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	2,056,588	322,115
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,374,308	209,730
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	3,814,363	580,203
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,127,130	312,598
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	2,376,597	340,371
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,436,110	204,646
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,316,883	241,569
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,951,993	124,001
Ser. 16-29, IO, 4.00%, 2/16/46	2,060,490	307,434
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	5,121,433	677,566
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,322,112	598,977
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	3,434,580	369,722

Premier Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	$3,116,960	$315,592
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	9,469,182	1,099,403
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	6,765,267	381,050
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,137,800	146,134
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	4,622,355	299,403
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,146,852	136,543
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	997,715	133,432
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,576,593	326,595
Ser. 16-H22, Class AI, IO, 3.848%, 10/20/66	9,505,982	963,422
Ser. 16-H23, Class NI, IO, 3.761%, 10/20/66	26,348,960	2,684,959
Ser. 15-H24, Class AI, IO, 3.585%, 9/20/65	7,178,432	624,674
Ser. 15-H20, Class CI, IO, 3.574%, 8/20/65	8,925,758	817,367
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	2,178,067	92,186
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,617,224	48,517
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	2,835,345	340,241
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	4,328,738	374,652
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	4,331,689	246,083
Ser. 13-76, IO, 3.50%, 5/20/43	3,914,020	410,972
Ser. 13-28, IO, 3.50%, 2/20/43	1,183,213	114,511
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,862,343	178,878
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,927,004	226,843
Ser. 13-14, IO, 3.50%, 12/20/42	6,000,391	450,509
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,226,950	92,021
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	2,768,614	384,148
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	3,690,244	559,939
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	4,024,668	552,536
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,622,388	254,375
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	3,721,688	233,377
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,977,761	274,466
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	2,564,102	82,190
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	6,524,204	454,215
Ser. 16-H03, Class AI, IO, 3.189%, 1/20/66	7,774,795	685,615
Ser. 16-H02, Class HI, IO, 2.949%, 1/20/66	10,094,338	789,377
Ser. 15-H10, Class BI, IO, 2.871%, 4/20/65	5,884,521	508,458
Ser. 16-H06, Class CI, IO, 2.845%, 2/20/66	10,999,418	724,565
Ser. 16-H09, Class BI, IO, 2.814%, 4/20/66	10,317,360	977,931
Ser. 16-H10, Class AI, IO, 2.78%, 4/20/66	17,312,931	1,220,769
Ser. 16-H17, Class KI, IO, 2.772%, 7/20/66	4,769,207	469,541
Ser. 17-H12, Class QI, IO, 2.71%, 5/20/67	8,447,788	860,956
Ser. 16-H06, Class DI, IO, 2.60%, 7/20/65	12,013,322	895,797
Ser. 18-H05, Class BI, IO, 2.562%, 2/20/68	10,041,476	1,211,253
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68	5,872,308	715,688
Ser. 16-H18, Class QI, IO, 2.464%, 6/20/66	6,683,242	737,068
Ser. 15-H15, Class BI, IO, 2.437%, 6/20/65	5,055,177	442,227
Ser. 17-H02, Class BI, IO, 2.409%, 1/20/67	6,191,501	649,451
Ser. 18-H02, Class EI, IO, 2.373%, 1/20/68	14,544,758	1,754,461
Ser. 17-H08, Class NI, IO, 2.353%, 3/20/67	12,451,973	1,204,106
Ser. 17-H06, Class BI, IO, 2.327%, 2/20/67	9,641,870	968,887

34 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 18-H03, Class XI, IO, 2.281%, 2/20/68	$9,712,799	$1,098,518
Ser. 17-H16, Class FI, IO, 2.217%, 8/20/67	7,202,514	744,082
Ser. 17-H09, IO, 2.186%, 4/20/67	11,904,390	1,032,730
Ser. 18-H15, Class KI, IO, 2.065%, 8/20/68	8,350,006	960,464
Ser. 17-H19, Class MI, IO, 2.054%, 4/20/67	4,846,391	490,939
Ser. 16-H03, Class DI, IO, 2.02%, 12/20/65	8,120,749	611,634
Ser. 15-H25, Class EI, IO, 1.984%, 10/20/65	6,713,009	558,522
Ser. 17-H11, Class DI, IO, 1.963%, 5/20/67	8,963,897	918,554
Ser. 15-H20, Class AI, IO, 1.962%, 8/20/65	7,412,942	618,981
FRB Ser. 15-H08, Class CI, IO, 1.928%, 3/20/65	5,818,200	418,934
Ser. 17-H16, Class JI, IO, 1.889%, 8/20/67	19,440,346	2,368,472
Ser. 15-H23, Class BI, IO, 1.884%, 9/20/65	8,698,616	667,184
Ser. 16-H24, Class CI, IO, 1.833%, 10/20/66	6,181,621	430,531
Ser. 16-H14, IO, 1.822%, 6/20/66	6,966,392	477,031
Ser. 13-H08, Class CI, IO, 1.773%, 2/20/63	9,682,166	435,697
Ser. 14-H21, Class BI, IO, 1.67%, 10/20/64	9,921,885	628,055
Ser. 17-H16, Class IG, IO, 1.629%, 7/20/67	17,413,442	1,442,576
Ser. 17-H16, Class IH, IO, 1.38%, 7/20/67	13,083,511	1,094,253
Ser. 16-H16, Class EI, IO, 0.645%, 6/20/66 W	7,008,312	684,712
Ser. 15-H26, Class CI, IO, 0.406%, 8/20/65	13,763,821	227,103
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,704	2,432
		100,782,032
Commercial mortgage-backed securities (7.2%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	854,000	610,013
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	1,882,000	1,355,040
Ser. 05-PWR7, Class D, 5.264%, 2/11/41 W	1,026,000	769,500
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	475,164	471,600
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39 W	1,011,089	707,763
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default) † W	762,073	22,862
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42 W	828,000	445,447
FRB Ser. 06-PW14, Class XW, IO, 0.305%, 12/11/38 W	566,729	3,845
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47 W	1,068,000	981,869
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	1,983,723
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.928%, 4/10/47 W	634,000	602,167
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47 W	682,000	511,500
FRB Ser. 12-CR3, Class E, 4.751%, 10/15/45 W	791,000	365,838
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	1,755,510	859,494
FRB Ser. 14-CR19, Class D, 4.73%, 8/10/47 W	810,000	583,238
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.884%, 12/15/39 W	2,179,825	9,798
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 5.719%, 9/15/39 W	26,697	26,377
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	145,989	147,387

Premier Income Trust 35

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.769%, 4/15/50 W	$1,390,000	$959,100
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.687%, 11/10/46 W	507,000	508,937
FRB Ser. 11-LC2A, Class D, 5.53%, 7/10/44 W	789,000	709,667
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.532%, 9/10/47 W	2,754,000	1,018,980
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class C, 4.10%, 7/15/45 W	571,000	550,711
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47 W	2,670,000	1,273,822
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46 W	1,277,000	828,663
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	1,265,000	906,977
FRB Ser. 14-C18, Class E, 4.31%, 2/15/47 W	914,000	327,422
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47 W	1,854,000	1,223,685
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	818,460
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C,
4.512%, 3/15/50 W	680,000	618,132
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.167%, 4/15/46 W	1,312,000	916,354
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51 W	757,000	302,800
FRB Ser. 11-C3, Class F, 5.669%, 2/15/46 W	1,113,000	364,680
FRB Ser. 11-C4, Class C, 5.343%, 7/15/46 W	514,000	506,253
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45 W	1,115,000	546,352
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,807,000	1,050,409
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.571%, 12/15/49 W	26,213	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	1,100,244	660,146
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46 W	1,900,000	763,365
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	2,860,000	1,903,384
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	1,988,000	928,724
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	576,291
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	698,574	146,701
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	992,052	977,895
Multifamily Connecticut Avenue Securities Trust 144A FRB
Ser. 20-01, Class M10, 3.922%, 3/25/50	1,558,000	1,415,421
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%,
12/28/38 (In default) †	1,081,996	31,408
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	1,476,000	220,078
FRB Ser. 12-C4, Class D, 4.471%, 12/10/45 W	749,000	348,379
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	120,074	84,052
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.276%, 7/15/46 W	456,000	182,400
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,153,360

36 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	$2,560,000	$1,343,908
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45 W	739,000	455,463
FRB Ser. 12-C10, Class D, 4.428%, 12/15/45 W	1,141,000	406,824
		35,486,664
Residential mortgage-backed securities (non-agency) (13.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.362%, 5/25/47	864,601	426,334
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.25%, 9/25/35 W	302,307	275,159
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%),
0.672%, 1/25/36	229,600	260,398
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%),
0.352%, 11/25/47	969,131	760,997
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.96%, 4/25/37 W	308,182	291,936
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
0.522%, 3/25/37	2,368,796	2,040,469
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.666%, 6/25/46 W	1,181,998	975,857
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.282%, 8/25/46	339,748	299,223
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.262%, 6/25/46	640,112	567,242
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
0.522%, 9/25/35	729,992	637,418
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
0.51%, 11/20/35	1,476,655	1,334,636
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
0.382%, 4/25/47	709,156	505,828
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
0.362%, 8/25/46	565,028	573,504
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
0.362%, 8/25/46	816,137	681,474
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
0.362%, 8/25/46	4,100,127	3,826,500
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 0.362%, 12/25/36	833,941	467,442
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B,
(1 Month US LIBOR + 0.00%), 11.422%, 12/25/28	485,500	532,948
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 10.672%, 5/25/28	827,599	883,500
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 10.172%, 7/25/28	2,261,317	2,410,079
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.522%, 4/25/28	1,289,521	1,428,435
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 7.722%, 12/25/27	1,323,313	1,351,832

Premier Income Trust 37

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 6.522%, 9/25/28	$196,902	$206,402
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 5.122%, 7/25/29	570,000	571,588
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 4.022%, 3/25/29	640,000	650,642
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.472%, 9/25/30	1,342,354	1,280,257
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 11.422%, 4/25/49	298,000	271,180
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.172%, 10/25/48	327,000	302,250
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 10.922%, 1/25/49	315,000	298,391
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.672%, 3/25/49	252,000	244,724
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B2, (1 Month US LIBOR + 0.00%), 10.176%, 7/25/50	1,027,000	1,016,730
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.322%, 7/25/49	342,000	284,858
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2,
(1 Month US LIBOR + 7.75%), 7.922%, 9/25/48	389,000	307,253
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	685,000	661,459
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	346,000	318,593
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 4.422%, 10/25/48	1,548,000	1,367,078
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1,
(1 Month US LIBOR + 3.90%), 4.072%, 9/25/48	420,000	386,089
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.872%, 12/25/30	1,313,000	1,194,161
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.822%, 1/25/49	390,145	379,341
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.622%, 3/25/49	280,406	271,994
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.522%, 2/25/49	369,199	357,478
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.472%, 10/25/48	304,200	288,287
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 12.922%, 10/25/28	238,600	280,455
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.422%, 9/25/28	2,307,631	2,771,422
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.922%, 10/25/28	1,292,632	1,512,053
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 11.922%, 8/25/28	838,067	981,494

38 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 10.922%, 1/25/29	$269,346	$284,859
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
(1 Month US LIBOR + 10.25%), 10.422%, 1/25/29	69,607	70,303
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B,
(1 Month US LIBOR + 9.25%), 9.422%, 4/25/29	398,655	401,645
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.072%, 10/25/28	1,770,537	1,837,867
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.872%, 4/25/28	2,613,113	2,723,785
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.722%, 4/25/28	314,828	326,265
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.672%, 9/25/29	1,459,000	1,458,994
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.172%, 7/25/25	439,879	447,401
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 5.022%, 10/25/29	2,039,000	1,998,289
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.622%, 5/25/30	180,000	169,544
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.622%, 2/25/30	110,000	105,600
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1,
(1 Month US LIBOR + 4.25%), 4.422%, 1/25/31	630,000	582,775
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.172%, 5/25/25	48,841	49,936
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.772%, 1/25/30	427,000	384,527
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 3.722%, 7/25/30	1,490,000	1,345,191
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2,
(1 Month US LIBOR + 3.00%), 3.172%, 10/25/29	2,317,000	2,288,754
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2,
(1 Month US LIBOR + 2.85%), 3.022%, 11/25/29	278,685	270,417
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 2.972%, 2/25/30	211,844	205,846
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 2.672%, 5/25/30	928,203	896,378
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.422%, 7/25/30	152,384	147,181
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 2.272%, 3/25/31	191,905	183,453
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1,
(1 Month US LIBOR + 4.10%), 4.272%, 9/25/31	578,000	527,359
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1,
(1 Month US LIBOR + 3.75%), 3.922%, 9/25/39	240,000	177,600
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.422%, 1/25/40	459,000	319,575

Premier Income Trust 39

	Principal
MORTGAGE-BACKED SECURITIES (41.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.622%, 7/25/31	$131,492	$129,190
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2,
(1 Month US LIBOR + 2.05%), 2.222%, 1/25/40	920,000	866,982
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 0.482%, 5/25/37	890,197	754,129
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.707%, 5/19/35	503,980	263,441
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 0.372%, 6/25/37	818,332	389,071
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	730,000	715,400
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B,
(1 Month US LIBOR + 0.23%), 2.716%, 2/26/37	732,308	665,471
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 0.967%, 8/25/35	213,626	204,585
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 3.022%, 7/25/28 (Bermuda)	2,230,000	2,106,572
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR
+ 6.00%), 5.922%, 4/25/27 (Bermuda)	550,000	547,662
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.872%, 3/25/28 (Bermuda)	620,000	586,101
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
0.382%, 8/25/36	877,822	829,542
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.365%, 1/25/37	1,206,147	1,054,611
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	1,033,000	1,142,566
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	815,000	827,255
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.822%, 12/25/35 W	280,113	270,874
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
0.662%, 10/25/45	567,307	540,625
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5,
Class 1A1, 4.015%, 4/25/36 W	224,959	222,709
		66,055,720
Total mortgage-backed securities (cost $225,918,163)		$202,324,416

	Principal
CORPORATE BONDS AND NOTES (26.4%)*	amount	Value
Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$25,000	$23,688
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	329,000	346,273
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	80,000	86,839
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	245,000	251,125
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes
4.50%, 11/15/26	90,000	92,250

40 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Basic materials cont.
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	$190,000	$185,985
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	462,000	466,334
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	587,000	600,208
Boise Cascade Co. 144A company guaranty sr. unsec. notes
4.875%, 7/1/30	195,000	206,700
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	216,000	237,600
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	315,000	319,646
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	200,000	201,400
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 6.75%, 12/1/27	385,000	417,725
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	140,000	143,850
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)	295,000	295,797
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds
4.625%, 8/1/30 (Indonesia)	130,000	139,270
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
4.375%, 8/1/28 (Indonesia)	130,000	137,839
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)	65,000	72,313
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	453,000	462,060
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	392,000	416,500
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	283,000	291,136
Mauser Packaging Solutions Holding Co. 144A sr. notes
8.50%, 4/15/24	80,000	83,500
Mercer International, Inc. sr. unsec. notes 7.375%,
1/15/25 (Canada)	41,000	41,308
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	115,000	113,299
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	160,000	151,200
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	325,000	346,746
Novelis Corp. 144A company guaranty sr. unsec. notes
4.75%, 1/30/30	175,000	182,572
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	455,000	468,650
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes
6.125%, 11/1/26	155,000	158,100
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	403,000	480,578
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
8.00%, 10/1/26 (Netherlands)	180,000	191,025
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	575,000	624,493
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 4.892%, 4/24/25 (Switzerland)	325,000	348,373

Premier Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Basic materials cont.
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	$124,000	$128,340
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	75,000	74,250
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	40,000	42,697
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes
5.125%, 12/1/27	220,000	231,000
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	267,000	289,028
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
4.875%, 6/15/27	180,000	191,700
		9,541,397
Capital goods (2.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	520,000	543,400
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	260,000	274,300
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	65,000	66,300
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27
(Luxembourg) ‡‡	200,000	204,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	470,000	487,766
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)	265,000	277,394
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	429,000	434,899
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	125,000	133,750
Berry Global, Inc. 144A notes 4.50%, 2/15/26	85,000	87,156
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	175,000	188,178
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	100,000	107,000
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	175,000	185,519
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26	570,000	594,784
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	347,000	409,460
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	250,000	265,435
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	195,000	207,675
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	408,000	423,333
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25
(Canada) ‡‡	335,000	336,675
MasTec, Inc. 144A company guaranty sr. unsec. notes
4.50%, 8/15/28	255,000	266,475
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 6.625%, 5/13/27	105,000	113,663
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	458,000	490,115
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. unsec. notes 8.50%, 5/15/27	250,000	262,750
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	379,000	332,573

42 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Capital goods cont.
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	$430,000	$441,834
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	785,000	688,681
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26	465,000	497,550
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25	230,000	238,050
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26	190,000	186,268
TransDigm, Inc. company guaranty sr. unsec. sub. notes
5.50%, 11/15/27	330,000	313,071
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	55,000	59,675
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,512,000	1,595,160
Vertical US Newco, Inc. 144A company guaranty sr. notes
5.25%, 7/15/27	360,000	381,600
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	500,000	507,500
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.25%, 6/15/28	255,000	278,588
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.125%, 6/15/25	125,000	137,174
		12,018,251
Communication services (2.6%)
Altice France SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	200,000	213,330
Altice France SA 144A company guaranty sr. notes 5.50%,
1/15/28 (France)	200,000	210,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	590,000	624,102
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 5.375%, 6/1/29	2,321,000	2,541,495
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 4.50%, 5/1/32	185,000	195,175
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 4.50%, 8/15/30	130,000	137,787
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.00%, 2/1/28	444,000	470,640
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25	213,000	217,622
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	270,000	297,000
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	220,000	243,881
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30	200,000	210,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	314,000	327,408
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	197,000	216,767
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27	50,000	50,111
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26	327,000	322,095
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Luxembourg)	15,000	15,319
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	598,000	624,593

Premier Income Trust 43

		Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.		amount	Value
Communication services cont.
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.625%, 9/15/27		$175,000	$183,969
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.25%, 7/1/28		90,000	93,825
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)		88,000	95,260
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		583,000	755,976
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	349,994
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23		749,000	868,840
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21		420,000	443,625
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21		90,625	91,758
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25		505,000	518,403
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27		43,000	46,924
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		100,000	104,664
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		326,000	353,254
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		125,000	128,750
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.875%, 4/15/30		110,000	125,978
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.75%, 4/15/27		280,000	317,187
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		662,000	693,445
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	179,775
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30
(United Kingdom)		200,000	208,968
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	347,264
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)		$150,000	158,250
			12,983,434
Consumer cyclicals (5.2%)
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	89,888
American Builders & Contractors Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28		130,000	135,200
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		135,000	136,064
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes
4.75%, 12/1/27		130,000	124,963

44 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Consumer cyclicals cont.
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)	$120,000	$120,000
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	115,000	125,063
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	125,000	132,031
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	165,000	144,788
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	420,000	357,000
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	50,000	51,625
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr.
notes 5.125%, 8/15/27	180,000	176,400
Cornerstone Building Brands, Inc. 144A company guaranty sr.
unsec. sub. notes 8.00%, 4/15/26	246,000	253,380
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25	465,000	418,500
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
notes 5.375%, 8/15/26	526,000	405,057
eG Global Finance PLC 144A company guaranty sr. notes 6.75%,
2/7/25 (United Kingdom)	200,000	208,960
Entercom Media Corp. 144A company guaranty notes
6.50%, 5/1/27	544,000	485,520
Entercom Media Corp. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24	228,000	187,530
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	336,000	395,850
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	200,000	213,214
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	260,000	263,978
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	95,000	104,709
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	169,000	185,900
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25	365,000	377,333
Gartner, Inc. 144A company guaranty sr. unsec. notes
4.50%, 7/1/28	50,000	52,500
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	190,000	222,085
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	519,000	566,966
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%,
11/1/27 (Canada)	185,000	201,650
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 5/15/25	105,000	112,875
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	270,000	285,579
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	196,000	203,595
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	341,000	344,434
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26	287,372	302,459
iHeartCommunications, Inc. company guaranty sr. unsec. notes
8.375%, 5/1/27	614,739	611,665
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)	145,000	174,181

Premier Income Trust 45

		Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.		amount	Value
Consumer cyclicals cont.
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		$600,000	$681,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		75,000	83,625
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		428,000	449,400
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		291,000	303,004
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		147,000	149,573
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		155,000	156,550
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	72,760
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%,
perpetual maturity		132,000	127,393
L Brands, Inc. company guaranty sr. unsec. notes 7.50%,
perpetual maturity		284,000	292,520
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		65,000	70,004
L Brands, Inc. 144A company guaranty sr. unsec. notes
9.375%, 7/1/25		50,000	55,750
La Financiere Atalian SASU company guaranty sr. unsec. notes
Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	196,513
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24		$180,000	204,049
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		110,000	112,486
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24		404,000	401,980
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24		255,000	257,400
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		218,000	207,144
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	139,750
Macy’s, Inc. 144A company guaranty sr. unsec. notes
8.375%, 6/15/25		65,000	67,887
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		200,000	214,354
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		90,000	99,974
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.375%, 2/1/28		100,000	106,500
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)		355,000	368,313
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)		280,000	284,200
Mattel, Inc. 144A company guaranty sr. unsec. notes
5.875%, 12/15/27		380,000	412,372
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		265,000	229,888
Meredith Corp. 144A company guaranty sr. unsec. notes
6.50%, 7/1/25		240,000	244,200
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec.
notes 7.125%, 6/1/24		210,000	215,513
Navistar International Corp. 144A company guaranty sr. notes
9.50%, 5/1/25		54,000	61,628

46 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Consumer cyclicals cont.
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	$247,000	$253,175
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	74,000	76,035
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	355,000	379,957
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	405,000	415,639
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	476,000	478,094
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	225,000	246,421
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A
company guaranty sr. unsec. notes 6.25%, 6/15/25	232,000	235,480
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr.
unsec. bonds 4.625%, 3/15/30	75,000	70,125
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	439,000	444,228
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	290,000	297,250
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A
notes 6.25%, 1/15/28	250,000	260,625
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	155,000	204,600
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	400,000	462,116
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26	224,000	242,200
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec.
notes 9.125%, 6/15/23	50,000	51,125
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	606,000	667,358
Scientific Games International, Inc. 144A company guaranty sr.
notes 5.00%, 10/15/25	150,000	148,688
Scientific Games International, Inc. 144A company guaranty sr.
unsec. notes 7.25%, 11/15/29	185,000	169,275
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes
4.50%, 10/15/29	368,000	389,620
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
bonds 5.50%, 3/1/30	215,000	214,936
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	819,000	871,211
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	515,000	486,675
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes
7.00%, 7/1/25	255,000	273,694
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds
5.00%, 10/1/29	125,000	128,750
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	583,000	607,171
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	25,000	26,719
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	250,000	223,750
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	125,000	137,500
Univision Communications, Inc. 144A company guaranty sr. notes
9.50%, 5/1/25	134,000	146,395
Univision Communications, Inc. 144A company guaranty sr. notes
6.625%, 6/1/27	255,000	255,714

Premier Income Trust 47

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Consumer cyclicals cont.
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes
4.375%, 8/15/25	$80,000	$82,700
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes
4.25%, 2/15/30	325,000	341,656
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	349,000	349,000
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	229,000	225,565
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
notes 6.375%, 5/15/25	155,000	162,944
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26	250,000	255,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	338,000	301,006
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. bonds 5.125%, 10/1/29	320,000	306,400
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. notes 7.75%, 4/15/25	80,000	84,032
		25,409,501
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	385,000	393,663
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 4.375%, 1/15/28 (Canada)	182,000	189,304
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 3.875%, 1/15/28 (Canada)	225,000	230,625
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	75,000	81,225
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	480,000	507,600
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes
7.75%, 1/15/27	25,000	27,755
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub.
notes 6.375%, 7/15/26	155,000	165,075
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company
guaranty sr. unsec. notes 5.25%, 12/1/27	125,000	133,281
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25	229,000	119,939
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	505,000	349,713
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	130,000	141,677
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	182,000	188,006
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26	295,000	309,662
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24	295,000	302,169
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27	235,000	251,192
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
5.00%, 7/15/35	349,000	408,887
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
3.00%, 6/1/26	381,000	403,025

48 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.		amount	Value
Consumer staples cont.
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes
3.875%, 5/15/27		$37,000	$39,850
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 5/15/28		185,000	207,894
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		350,000	367,500
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		85,000	89,038
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	200,000	226,899
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		$311,000	326,550
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	137,275
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	171,450
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	308,041
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	629,850
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	163,519
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	88,170
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	155,513
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	254,458
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.125%, 1/15/28		210,000	220,351
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes
7.00%, 7/15/25		124,000	129,772
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	135,625
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	56,125
			7,910,678
Energy (4.1%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		300,000	304,875
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		500,000	524,587
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		265,000	261,025
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21		299,000	286,293
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22		174,000	139,200
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	129,010
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	82,896
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		117,000	117,638
California Resources Corp. 144A company guaranty notes 8.00%,
12/15/22 (In default) †		119,000	2,141
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	223,491
ChampionX corp. company guaranty sr. unsec. notes
6.375%, 5/1/26		347,000	325,313
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25		293,000	334,096
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27		570,000	644,430
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes
7.50%, 5/15/25		143,000	134,420
Continental Resources, Inc. company guaranty sr. unsec. notes
4.375%, 1/15/28		119,000	111,003

Premier Income Trust 49

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Energy cont.
Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	$67,000	$67,000
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	231,000	231,000
DCP Midstream Operating LP company guaranty sr. unsec. notes
5.625%, 7/15/27	180,000	186,750
DCP Midstream Operating LP 144A company guaranty sr. unsec.
unsub. bonds 6.75%, 9/15/37	118,000	113,280
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	125,000	154,375
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	98,000	99,335
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	106,000	110,080
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	135,000	146,834
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	508,000	521,335
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 6.625%, 7/15/25	255,000	267,911
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	806,000	580,320
Hess Midstream Operations LP 144A company guaranty sr. unsec.
notes 5.125%, 6/15/28	236,000	238,950
Hess Midstream Operations LP 144A company guaranty sr. unsec.
sub. notes 5.625%, 2/15/26	594,000	616,150
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.00%, 2/1/28	125,000	123,514
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	159,000	153,227
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	439,000	431,318
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	273,000	107,835
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes
7.50%, 1/15/28	310,000	196,943
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes
7.25%, 1/15/26	125,000	78,750
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	54,000	54,000
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	43,000	41,478
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	26,000	37,331
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24	94,000	88,473
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	202,000	203,222
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	206,000	206,515
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	129,000	121,833
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	270,000	285,515
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	425,616
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	1,863,000	2,188,652
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	3,254,000	3,424,835
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	378,000	413,910

50 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Energy cont.
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	$300,000	$324,375
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	689,000	17,225
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	972,000	24,300
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	2,345,000	58,625
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds
7.69%, 1/23/50 (Mexico)	931,000	818,628
Precision Drilling Corp. 144A company guaranty sr. unsec. notes
7.125%, 1/15/26 (Canada)	116,000	81,200
Rattler Midstream LP 144A company guaranty sr. unsec. notes
5.625%, 7/15/25	180,000	189,862
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	195,000	205,840
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	322,000	158,585
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	99,000	55,935
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	133,000	66,500
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	211,000	157,195
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	410,000	364,851
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	80,000	90,250
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	410,000	438,700
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	75,000	79,125
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	108,550	101,494
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	190,000	171,475
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)
(In default) †	127,000	6,985
Viper Energy Partners LP 144A company guaranty sr. unsec. notes
5.375%, 11/1/27	80,000	84,024
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	67,200
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	225,000	228,094
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	100,000	93,090
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	400,000	409,752
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	225,000	221,906
		20,051,921
Financials (3.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	235,000	237,938
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A
sr. unsec. notes 6.75%, 10/15/27	190,000	201,875
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	1,271,000	1,757,881
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	163,000	224,940

Premier Income Trust 51

		Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.		amount	Value
Financials cont.
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity		$148,000	$161,320
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity		185,000	207,042
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25		175,000	201,337
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		195,000	203,044
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	618,460
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	256,833
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		485,000	550,249
Diversified Healthcare Trust company guaranty sr. unsec. notes
9.75%, 6/15/25 R		510,000	561,058
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	697,500
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	280,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		95,000	97,044
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)		170,000	187,950
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	118,200
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		250,000	269,275
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		185,000	206,958
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)		255,000	264,208
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	216,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	250,454
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 4.75%, 9/15/24		150,000	153,000
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		20,000	21,601
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		200,000	205,500
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		347,000	342,663
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		349,000	335,476
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		125,000	125,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance
Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		250,000	210,625
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		475,000	494,000
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	230,252
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 9.125%, 7/15/26		$110,000	119,625
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 8.125%, 7/15/23		220,000	229,075
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 6.00%, 1/15/27		130,000	132,600

52 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.		amount	Value
Financials cont.
NatWest Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity
(United Kingdom)		$306,000	$456,705
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23
(United Kingdom)		235,000	255,254
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		300,000	286,500
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		200,000	225,500
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		410,000	409,984
Service Properties Trust company guaranty sr. unsec. unsub.
notes 7.50%, 9/15/25 R		88,000	93,316
Springleaf Finance Corp. company guaranty sr. unsec. notes
8.875%, 6/1/25		105,000	118,388
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		603,000	673,853
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 5.375%, 11/15/29		265,000	279,602
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		330,000	317,625
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds
5.125%, 8/1/30		50,000	54,625
Taylor Morrison Communities, Inc. 144A sr. unsec. notes
5.75%, 1/15/28		105,000	117,885
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		178,000	153,525
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	215,321
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		4,200,000	4,462,500
			18,489,866
Health care (2.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	684,320
Bausch Health Cos., Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.50%, 5/15/23	EUR	270,000	316,762
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		$185,000	191,976
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds
5.25%, 1/30/30		100,000	102,125
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/30/29		235,000	258,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.00%, 1/15/28		115,000	125,063
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.25%, 2/15/29		180,000	191,214
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25		370,000	382,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.00%, 1/30/28		100,000	100,498
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24		355,000	370,968
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	624,400

Premier Income Trust 53

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Health care cont.
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	$130,000	$132,239
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	110,000	117,700
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	165,000	172,049
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	135,000	144,370
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	899,000	905,743
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.625%, 1/15/24	210,000	216,300
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.00%, 3/15/26	665,000	681,140
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28	290,000	336,400
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	256,000	300,772
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	155,000	181,420
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	540,000	616,950
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	125,000	131,377
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 5.00%, 6/15/28	80,000	85,176
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 4.625%, 6/15/25	50,000	52,250
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	350,000	386,750
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	100,000	106,250
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	1,075,000	1,096,274
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	660,000	671,550
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	63,000	66,919
Tenet Healthcare Corp. 144A company guaranty sr. notes
7.50%, 4/1/25	65,000	71,906
Tenet Healthcare Corp. 144A company guaranty sr. notes
5.125%, 11/1/27	525,000	557,156
Tenet Healthcare Corp. 144A company guaranty sr. notes
4.875%, 1/1/26	755,000	789,700
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	385,000	427,350
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	250,000	264,375
		11,859,967
Technology (1.1%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	40,000	42,675
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	230,000	238,860
Dell International, LLC/EMC Corp. 144A company guaranty sr.
notes 5.85%, 7/15/25	85,000	99,407
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	1,275,000	1,495,032
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	333,000	345,904
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	125,000	136,563
Microchip Technology, Inc. 144A company guaranty sr. unsec.
notes 4.25%, 9/1/25	127,000	133,504
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	215,000	197,921

54 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.4%)* cont.	amount	Value
Technology cont.
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	$823,000	$777,900
Qorvo, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 7/15/26	210,000	225,391
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes
5.50%, 9/30/27	449,000	482,114
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A
company guaranty sr. notes 5.75%, 6/1/25	105,000	110,513
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	190,000	196,175
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	626,000	638,326
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	94,000	102,119
		5,222,404
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26	200,000	211,500
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25	965,000	992,744
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	135,000	146,214
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	85,000	91,238
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	122,000	112,240
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	67,000	66,498
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	100,000	99,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	188,000	195,520
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	380,000	392,350
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	50,000	51,244
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	25,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	615,000	747,770
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	206,000	221,193
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	62,000	66,030
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	320,000	351,718
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	325,000	353,872
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	385,000	412,706
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	109,000	120,518
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	400,000	401,427
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub.
notes 2.95%, 3/1/26	240,000	250,430
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	99,778
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20 F	205,000	308
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.00%, 7/31/27	165,000	176,138
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	115,000	124,168
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	65,000	68,380
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	152,000	163,090
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	369,000	388,834
		6,330,658
Total corporate bonds and notes (cost $127,967,277)		$129,818,077

Premier Income Trust 55

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (12.3%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26
(Argentina) (In default) †		$385,000	$165,550
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23
(Argentina) (In default) †		650,000	286,000
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		2,375,000	1,496,274
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%,
5/14/30 (Bahrain)		2,130,000	2,436,147
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina) (In default) †		900,000	388,125
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina) (In default) †		700,000	297,850
Buenos Aires (Province of) unsec. FRN 32.719%,
5/31/22 (Argentina)	ARS	17,110,000	235,487
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina) (In default) †		$1,990,000	858,188
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina) (In default) †		33,333	16,156
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina) (In default) †		2,618,000	1,129,667
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		740,000	901,320
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		2,664,000	1,719,612
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		1,011,000	682,627
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS,
5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,265,375
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		58,333	60,448
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		588,000	692,370
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		1,405,000	1,545,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%,
7/19/28 (Dominican Republic)		1,350,000	1,434,375
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		608,000	643,720
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)		230,000	222,755
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		1,650,000	1,713,938
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%,
1/15/32 (Egypt)		1,490,000	1,411,790
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)		368,000	375,366
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		880,000	887,700
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%,
1/15/32 (Egypt)		1,030,000	974,256
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%,
5/29/50 (Egypt)		920,000	919,816

56 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (12.3%)* cont.		amount	Value
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)		$780,000	$786,100
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS,
7.625%, 2/1/41 (El Salvador)		475,000	416,813
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
1/18/27 (El Salvador)		321,000	285,369
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	636,125
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		2,370,000	2,734,198
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		760,000	844,508
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	346,102
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		1,555,000	2,231,223
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,448,385
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,424,358
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		4,755,000	4,636,125
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Ivory Coast)		1,709,800	1,649,957
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		630,000	641,800
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		300,000	300,375
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
3/13/28 (Senegal)	EUR	140,000	158,534
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%,
3/22/30 (Ivory Coast)	EUR	760,000	828,690
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%,
3/15/39 (Jamaica)		$127,000	167,069
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%,
5/22/32 (Kenya)		1,650,000	1,627,294
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%,
8/1/29 (Oman)		817,000	775,129
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		550,000	646,316
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		480,000	529,373
Qatar (State of) 144A sr. unsec. unsub. bonds 4.40%,
4/16/50 (Qatar)		440,000	597,300
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)		3,900,000	3,714,750
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		3,605,000	3,568,950
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48
(South Africa)		700,000	665,050
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25
(South Africa)		830,000	887,370
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		805,000	797,958

Premier Income Trust 57

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (12.3%)* cont.	amount	Value
United Mexican States sr. unsec. unsub. bonds 3.25%,
4/16/30 (Mexico)	$2,230,000	$2,282,405
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)	650,000	43,875
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †	1,652,000	115,640
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †	439,000	30,730
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	2,674,000	187,180
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)	1,720,000	1,900,672
Total foreign government and agency bonds and notes (cost $67,439,052)		$60,666,135

	Principal
CONVERTIBLE BONDS AND NOTES (6.7%)*	amount	Value
Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec. notes
0.875%, 2/15/22	$480,000	$477,586
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	254,000	322,997
		800,583
Communication services (0.3%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	191,000	176,198
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	289,000	266,062
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	295,000	465,940
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	91,319
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds
2.75%, 12/1/49	415,000	395,962
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	390,000	395,309
		1,790,790
Consumer cyclicals (1.0%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	402,000	505,917
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	410,000	458,793
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	142,000	188,873
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	286,000	430,341
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	288,000	381,312
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	33,324
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	221,000	256,758
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	423,000	441,223
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes
1.50%, 9/15/22	291,000	275,723
National Vision Holdings, Inc. 144A cv. sr. unsec. notes
2.50%, 5/15/25	151,000	189,086
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	203,000	188,788
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	141,000	232,738
RH 144A cv. sr. unsec. notes zero %, 9/15/24	306,000	448,563
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes
4.25%, 6/15/23	148,000	140,356
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	547,000	724,900
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	183,000	212,305
		5,109,000

58 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (6.7%)* cont.	amount	Value
Consumer staples (0.7%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	$95,000	$118,691
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25	219,000	364,965
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	329,000	499,258
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 6/15/26	534,000	733,519
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	147,000	157,219
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	231,000	540,865
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	287,000	376,439
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	352,000	590,077
		3,381,033
Energy (0.1%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $58,386)	84,334	12,650
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	79,000	9,085
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes
0.25%, 5/15/25	417,000	492,894
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	215,000	81,535
		596,164
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	238,000	222,392
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	183,000	187,003
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	212,000	288,417
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	298,000	296,883
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	215,000	223,727
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	152,000	223,808
		1,442,230
Health care (0.8%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes
1.25%, 5/15/27	143,000	165,870
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	206,000	233,905
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	378,000	407,531
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	119,000	152,092
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	694,000	762,721
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	313,000	359,859
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes
0.50%, 8/15/25	135,000	125,376
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
1.50%, 6/15/26	171,000	167,366
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 6/15/24	170,000	165,121
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	336,000	316,890
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	114,000	187,909
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 8/1/25	192,000	194,994

Premier Income Trust 59

	Principal
CONVERTIBLE BONDS AND NOTES (6.7%)* cont.	amount	Value
Health care cont.
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	$162,000	$155,676
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	142,000	174,005
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	130,000	166,806
		3,736,121
Technology (3.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	245,000	317,874
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	693,000	795,225
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	299,000	405,021
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	142,000	189,481
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	127,000	158,601
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	330,000	531,919
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %,
11/15/24, (Israel)	199,000	204,672
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	120,000	364,720
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	312,000	413,503
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	190,000	218,975
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	288,447
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	145,000	162,146
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	250,000	325,435
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	204,000	154,796
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	152,000	192,992
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	489,000	571,109
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	116,000	169,221
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	207,000	206,228
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	342,000	512,020
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	138,000	161,573
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	302,000	377,443
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	917,000	992,259
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	177,133
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	163,000	150,397
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	308,000	316,293
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	284,000	352,427
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	139,000	170,011
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	190,000	204,364
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	369,000	404,262
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes
0.125%, 9/15/24	190,000	243,894
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	168,000	184,157
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	476,000	597,380
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	962,811	1,089,704
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	142,000	176,544
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	71,000	277,525
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	446,000	439,310
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	243,000	243,161
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	218,000	267,046
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	138,000	288,164
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	196,000	263,548

60 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (6.7%)* cont.	amount	Value
Technology cont.
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	$568,000	$640,065
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	284,000	379,673
		14,578,718
Transportation (0.2%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	173,000	173,161
American Airlines Group, Inc. cv. company guaranty notes
6.50%, 7/1/25	184,000	151,897
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	610,000	707,083
		1,032,141
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	287,000	300,643
		300,643
Total convertible bonds and notes (cost $29,040,183)		$32,767,423

PURCHASED SWAP OPTIONS OUTSTANDING (5.4%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$49,147,400	$251,143
(0.847)/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.847	5,897,700	43,171
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25
(United Kingdom)	Aug-20/0.353	194,076,200	15,526
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	16,442,700	1,101,661
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	84,856,600	950,394
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	16,442,700	940,687
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	25,456,200	229,360
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	16,442,700	6,906
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	84,856,600	85
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	25,456,200	25
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	16,442,700	16
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	7,048,900	1,447,985
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	7,048,900	112,289
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	12,300,800	37,394
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	6,980,300	1,323,814
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	6,980,300	1,302,175
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	19,940,000	1,115,244
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	65,770,900	749,131
(0.627)/3 month USD-LIBOR-BBA/Sep-30	Sep-20/0.627	100,534,700	327,743
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	6,980,300	112,173
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	6,980,300	108,962
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	15,927,700	99,070
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225	12,286,900	76,547

Premier Income Trust 61

PURCHASED SWAP OPTIONS OUTSTANDING (5.4%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		$6,990,700	$3,595,319
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	3,571,409
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	3,178,951
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	2,895,210
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	853,305
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	197,883
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	1,582
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	133
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		1,323,000	163,126
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		88,250,900	1,154,322
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	460,804
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	219,735
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$88,250,900	88
Total purchased swap options outstanding (cost $14,176,557)				$26,643,368

	Principal
SENIOR LOANS (3.0%)*c	amount	Value
Basic materials (0.4%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 4.00%, 1/31/24	$280,951	$276,210
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 3.26%, 9/6/24	71,033	66,842
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 2.808%, 3/1/26	236,173	231,450
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.75%), 3.928%, 4/12/25	108,889	106,530
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%),
3.627%, 2/7/27	76,158	73,850
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 8.50%), 10.831%, 6/26/26	185,000	160,968
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.363%, 6/26/25	317,998	308,617
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.00%), 3.178%, 10/1/25	409,940	396,617
		1,621,084
Capital goods (0.8%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD
3 Month + 2.00%), 3.899%, 7/1/26	430,650	417,596
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 3.523%, 4/3/24	786,987	731,476
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 3.75%, 3/31/24	169,671	165,487
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 4.00%, 5/31/25	685,617	681,522
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.463%, 2/5/23	312,835	306,057

62 Premier Income Trust

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Capital goods cont.
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 5.251%, 4/12/26	$194,100	$166,302
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	494,719	454,877
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 4.25%), 4.428%, 6/30/27	105,000	103,491
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 4.655%, 3/2/27	917,700	902,405
		3,929,213
Communication services (0.3%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 2.425%, 1/15/26	400,930	387,899
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month
+ 3.00%), 3.161%, 11/3/24	340,892	334,841
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3,
(BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	615,000	617,819
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 3.404%, 4/1/27	110,000	110,353
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.00%), 4.668%, 3/9/27	139,650	135,461
		1,586,373
Consumer cyclicals (0.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	188,575	168,101
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 4.75%, 5/5/24	219,490	218,026
Diamond Sports Group, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.42%, 8/24/26	213,388	170,710
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.75%), 6.69%, 10/30/26	182,072	180,081
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 4.081%, 10/4/23	192,189	160,318
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD
3 Month + 2.50%), 2.656%, 11/2/25	179,322	174,166
iHeartCommunications, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	180,000	174,375
iHeartCommunications, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	109,450	102,233
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.69%, 11/6/24	771,463	744,462
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 2.906%, 9/19/26	307,400	298,754
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 3.411%, 10/1/25	710,185	704,224
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.00%, 2/28/26	220,000	117,700
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.25%), 4.25%, 2/28/25	359,798	302,230
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 3.473%, 8/14/24	138,582	125,912

Premier Income Trust 63

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Consumer cyclicals cont.
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 7.00%), 8.00%, 11/28/22	$200,031	$156,024
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 5.99%, 12/17/26	215,915	209,640
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 4.435%, 12/17/26	55,000	53,006
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 7/24/24	239,675	228,889
		4,288,851
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 7/12/24	605,836	592,016
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 5.25%, 6/21/24	877,335	799,691
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 4.41%, 2/5/25	222,159	207,957
		1,599,664
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 5.75%, 12/31/22 (In default) †	94,000	33,488
		33,488
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.927%, 4/25/25	99,500	99,553
		99,553
Health care (0.2%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 1.75%), 3.404%, 2/4/27	145,000	141,330
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	485,450	469,794
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.50%), 5.50%, 12/13/26	209,475	208,742
		819,866
Technology (0.1%)
Epicor Software Corp. bank term loan FRN Ser. B, (1 Month
US LIBOR + 4.25%), 5.25%, 7/30/27	205,000	204,832
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 2.687%, 7/2/25	371,893	344,001
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 11/3/23	138,224	135,213
		684,046
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 2.00%), 3.774%, 11/5/26	149,625	146,656
		146,656
Total senior loans (cost $15,524,182)		$14,808,794

64 Premier Income Trust

	Principal
ASSET-BACKED SECURITIES (1.2%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 0.00%), 3.15%, 7/25/24	$1,314,000	$1,314,000
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	2,002,000	2,139,758
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
1.022%, 11/25/51	303,333	302,954
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.972%, 6/25/52	366,000	362,340
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4,
5.682%, 11/26/29 W	1,195,000	1,192,274
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5,
6.00%, 7/25/29 W	544,000	566,068
Total asset-backed securities (cost $5,712,035)		$5,877,394

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.9%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$17,269,277	EUR	14,660,450	$474,974
EUR/USD (Call)	Jan-21/1.22	16,406,429	EUR	13,927,950	173,120
EUR/USD (Call)	Oct-20/1.21	16,406,429	EUR	13,927,950	106,478
USD/JPY (Put)	Nov-20/JPY 105.00	11,901,375		$11,901,375	172,951
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	26,513,063	EUR	22,507,800	115,836
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.16	17,269,277	EUR	14,660,450	474,974
USD/JPY (Put)	Nov-20/JPY 105.00	11,901,375		$11,901,375	172,951
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Aug-20/$102.09	14,000,000		14,000,000	214,368
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/102.99	24,000,000		24,000,000	128,640
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/103.24	24,000,000		24,000,000	147,120
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Aug-20/104.03	109,000,000		109,000,000	1,149,514
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Sep-20/104.25	82,000,000		82,000,000	586,628
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Aug-20/103.60	32,000,000		32,000,000	32
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Sep-20/105.08	143,000,000		143,000,000	733,161
Total purchased options outstanding (cost $2,257,255)					$4,650,747

Premier Income Trust 65

PREFERRED STOCKS (0.1%)*		Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP		16,265	$391,499
Total preferred stocks (cost $412,195)			$391,499

COMMON STOCKS (—%)*		Shares	Value
Advanz Pharma Corp., Ltd. (Canada) †		1,070	$3,531
CHC Group, LLC (acquired 3/23/17, cost $23,780) †		1,640	984
Clear Channel Outdoor Holdings, Inc. †		35,498	32,534
iHeartMedia, Inc. Class A †		15,096	126,203
MWO Holdings, LLC (Units) F		169	—
Tervita Corp. (Canada) †		449	1,264
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)		21,073	21,073
Tribune Media Co. Class 1C		92,963	9,296
Total common stocks (cost $1,028,232)			$194,885

	Principal amount/
SHORT-TERM INVESTMENTS (14.7%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.29% L	Shares	21,644,013	$21,644,013
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.09% P	Shares	7,448,000	7,448,000
U.S. Treasury Bills 0.141%, 9/22/20 Δ §		$753,000	752,895
U.S. Treasury Bills 0.140%, 10/8/20 # Δ §		8,404,000	8,402,459
U.S. Treasury Bills 0.127%, 10/15/20 Δ §		4,700,000	4,699,023
U.S. Treasury Bills 0.121%, 8/25/20 Δ §		1,004,000	1,003,946
U.S. Treasury Bills 0.105%, 8/11/20 # Δ §		13,446,000	13,445,747
U.S. Treasury Bills 0.066%, 9/24/20 # Δ §		1,146,000	1,145,834
U.S. Treasury Bills 0.035%, 9/3/20 Δ §		1,277,000	1,276,893
U.S. Treasury Bills 0.011%, 8/6/20 Δ		2,841,000	2,840,979
U.S. Treasury Bills 0.005%, 9/10/20 # Δ §		2,580,000	2,579,748
U.S. Treasury Bills zero%, 8/20/20 Δ §		3,020,000	3,019,865
U.S. Treasury Bills zero%, 8/13/20 # Δ §		2,502,000	2,501,937
U.S. Treasury Cash Management Bills 0.105%, 10/27/20 Δ		1,700,000	1,699,619
Total short-term investments (cost $72,460,386)			$72,460,958

TOTAL INVESTMENTS
Total investments (cost $931,079,386)			$920,995,997

Key to holding’s currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD /$	United States Dollar

66 Premier Income Trust

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $492,108,023.

† This security is non-income-producing.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,634, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,796,890 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,687,683 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,085,792 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

Premier Income Trust 67

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $399,949,647 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	89.7%	Brazil	0.7%
Indonesia	1.1	Canada	0.6
Ivory Coast	0.9	Egypt	0.6
Dominican Republic	0.8	Russia	0.5
Senegal	0.8	Other	3.5
Argentina	0.8	Total	100.0%

FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $239,538,956)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/21/20	$836,337	$811,673	$24,664
	Canadian Dollar	Sell	10/21/20	3,709,149	3,659,234	(49,915)
	Czech Koruna	Buy	9/16/20	723,914	677,603	46,311
	Euro	Buy	9/16/20	544,121	518,052	26,069
	Hong Kong Dollar	Sell	8/19/20	2,366,069	2,363,028	(3,041)
	Japanese Yen	Sell	8/19/20	1,356,051	1,336,458	(19,593)
	New Taiwan Dollar	Buy	8/19/20	2,101,348	2,090,822	10,526
	New Taiwan Dollar	Sell	8/19/20	2,101,348	2,081,879	(19,469)
	New Zealand Dollar	Buy	10/21/20	1,205,013	1,188,752	16,261
	Norwegian Krone	Sell	9/16/20	548,681	517,898	(30,783)
	Swedish Krona	Buy	9/16/20	1,077,420	1,015,775	61,645

68 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $239,538,956) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Barclays Bank PLC
	British Pound	Sell	9/16/20	$252,041	$242,457	$(9,584)
	Euro	Sell	9/16/20	5,876,739	5,597,682	(279,057)
	Indonesian Rupiah	Buy	8/19/20	2,003,676	1,920,752	82,924
	Indonesian Rupiah	Sell	8/19/20	2,003,676	2,051,266	47,590
	Japanese Yen	Buy	8/19/20	3,101,344	3,059,264	42,080
	New Zealand Dollar	Buy	10/21/20	1,870,094	1,844,157	25,937
	Norwegian Krone	Buy	9/16/20	5,803,177	5,637,611	165,566
	Polish Zloty	Sell	9/16/20	51,413	45,309	(6,104)
	Swedish Krona	Sell	9/16/20	3,451,656	3,241,579	(210,077)
	Swiss Franc	Sell	9/16/20	31,420	29,939	(1,481)
Citibank, N.A.
	British Pound	Sell	9/16/20	4,044,051	3,843,928	(200,123)
	Canadian Dollar	Sell	10/21/20	563,993	555,719	(8,274)
	Chilean Peso	Buy	10/21/20	2,064,958	2,042,120	22,838
	Euro	Buy	9/16/20	1,095,198	1,042,964	52,234
	Japanese Yen	Buy	8/19/20	2,491,022	2,459,654	31,368
	New Zealand Dollar	Sell	10/21/20	1,792,232	1,768,104	(24,128)
	Norwegian Krone	Sell	9/16/20	548,681	518,121	(30,560)
	Swedish Krona	Sell	9/16/20	1,841,725	1,732,315	(109,410)
	Swiss Franc	Buy	9/16/20	2,059,726	1,984,920	74,806
Credit Suisse International
	Australian Dollar	Sell	10/21/20	20,153	19,562	(591)
	British Pound	Sell	9/16/20	518,354	498,620	(19,734)
	Canadian Dollar	Sell	10/21/20	2,463,930	2,428,089	(35,841)
	Euro	Sell	9/16/20	1,533,442	1,459,858	(73,584)
	New Zealand Dollar	Sell	10/21/20	29,845	29,442	(403)
Goldman Sachs International
	Australian Dollar	Sell	10/21/20	424,207	411,026	(13,181)
	British Pound	Buy	9/16/20	1,615,814	1,554,189	61,625
	Canadian Dollar	Buy	10/21/20	3,424,353	3,374,529	49,824
	Euro	Sell	9/16/20	1,745,312	1,661,176	(84,136)
	Japanese Yen	Buy	8/19/20	693,464	678,736	14,728
	New Zealand Dollar	Sell	10/21/20	1,820,088	1,795,272	(24,816)
	Norwegian Krone	Sell	9/16/20	757,314	716,019	(41,295)
	Russian Ruble	Buy	9/16/20	1,925,456	1,943,194	(17,738)
	Russian Ruble	Sell	9/16/20	1,905,331	1,987,159	81,828
	Swedish Krona	Buy	9/16/20	3,888,467	3,661,711	226,756
	Swiss Franc	Buy	9/16/20	2,067,390	1,994,609	72,781
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/20	3,312,476	3,214,766	97,710
	British Pound	Sell	9/16/20	356,262	342,669	(13,593)
	Canadian Dollar	Buy	10/21/20	65,935	64,963	972
	Euro	Buy	9/16/20	535,631	513,155	22,476
	Hong Kong Dollar	Sell	8/19/20	4,270,988	4,265,116	(5,872)

Premier Income Trust 69

FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $239,538,956) cont.
						Unrealized
	Contract		Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
	HSBC Bank USA, National Association cont.
	Indian Rupee	Buy	8/19/20	$2,029,929	$1,990,594	$39,335
	Indian Rupee	Sell	8/19/20	2,029,929	1,999,110	(30,819)
	Japanese Yen	Buy	8/19/20	2,779,374	2,731,740	47,634
	New Zealand Dollar	Sell	10/21/20	82,505	81,663	(842)
	Norwegian Krone	Sell	9/16/20	1,097,362	1,036,365	(60,997)
	JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/21/20	1,125,765	1,094,309	(31,456)
	British Pound	Buy	9/16/20	761,099	746,091	15,008
	Canadian Dollar	Sell	10/21/20	3,548,756	3,494,363	(54,393)
	Euro	Buy	9/16/20	13,096,389	12,463,050	633,339
	Japanese Yen	Buy	8/19/20	1,712,710	1,683,430	29,280
	New Zealand Dollar	Buy	10/21/20	18,438	18,189	249
	Norwegian Krone	Sell	9/16/20	255,083	249,136	(5,947)
	Singapore Dollar	Buy	8/19/20	4,128,527	4,056,100	72,427
	Singapore Dollar	Sell	8/19/20	4,128,527	3,983,000	(145,527)
	Swedish Krona	Buy	9/16/20	28,941	26,234	2,707
	Swiss Franc	Buy	9/16/20	4,074,455	3,928,190	146,265
	Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	10/21/20	295,359	296,465	(1,106)
	Canadian Dollar	Buy	10/21/20	399,342	394,094	5,248
	Euro	Buy	9/16/20	51,288	50,551	737
	New Zealand Dollar	Buy	10/21/20	511,943	514,214	(2,271)
	New Zealand Dollar	Sell	10/21/20	518,708	513,717	(4,991)
	Norwegian Krone	Sell	9/16/20	19,835	19,464	(371)
	Swedish Krona	Buy	9/16/20	529,674	514,501	15,173
	NatWest Markets PLC
	British Pound	Sell	9/16/20	727,057	699,445	(27,612)
	Canadian Dollar	Buy	10/21/20	346,624	341,589	5,035
	Euro	Sell	9/16/20	4,757,489	4,529,852	(227,637)
	New Zealand Dollar	Buy	10/21/20	1,129,339	1,113,460	15,879
	State Street Bank and Trust Co.
	Australian Dollar	Sell	10/21/20	1,717,982	1,708,642	(9,340)
	British Pound	Sell	9/16/20	8,174,908	7,804,295	(370,613)
	Canadian Dollar	Sell	10/21/20	8,262,607	8,110,745	(151,862)
	Euro	Sell	9/16/20	19,652,247	18,708,656	(943,591)
	Hong Kong Dollar	Sell	8/19/20	9,331,595	9,319,473	(12,122)
	Japanese Yen	Sell	8/19/20	2,540,179	2,501,494	(38,685)
	New Zealand Dollar	Buy	10/21/20	419,888	404,495	15,393
	Norwegian Krone	Sell	9/16/20	2,173,834	2,076,462	(97,372)
	Swedish Krona	Sell	9/16/20	353,793	294,957	(58,836)
	Swiss Franc	Buy	9/16/20	4,139,596	3,991,461	148,135
	Toronto-Dominion Bank
	Australian Dollar	Buy	10/21/20	1,652,308	1,603,823	48,485
	British Pound	Sell	9/16/20	259,504	250,948	(8,556)

70 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $239,538,956) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Toronto-Dominion Bank cont.
	Canadian Dollar	Sell	10/21/20	$4,065,779	$4,004,972	$(60,807)
	Euro	Sell	9/16/20	4,014,820	3,827,696	(187,124)
	Hong Kong Dollar	Sell	8/19/20	430,118	429,563	(555)
	New Zealand Dollar	Buy	10/21/20	527,463	520,321	7,142
	Swedish Krona	Buy	9/16/20	542,481	515,688	26,793
	Swiss Franc	Buy	9/16/20	4,119,123	3,971,954	147,169
UBS AG
	Australian Dollar	Sell	10/21/20	2,203,219	2,135,285	(67,934)
	British Pound	Sell	9/16/20	2,017,770	1,941,462	(76,308)
	Canadian Dollar	Buy	10/21/20	1,301,073	1,285,962	15,111
	Euro	Sell	9/16/20	5,605,209	5,339,258	(265,951)
	Hong Kong Dollar	Sell	8/19/20	2,092,747	2,090,226	(2,521)
	Japanese Yen	Buy	8/19/20	3,677,880	3,632,670	45,210
	New Zealand Dollar	Buy	10/21/20	4,461,711	4,400,823	60,888
	Norwegian Krone	Sell	9/16/20	2,194,999	2,053,924	(141,075)
	Swedish Krona	Buy	9/16/20	2,222,157	2,085,513	136,644
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/20	1,538,038	1,492,884	45,154
	British Pound	Sell	9/16/20	547,682	525,976	(21,706)
	Canadian Dollar	Sell	10/21/20	2,415,468	2,370,401	(45,067)
	Euro	Sell	9/16/20	1,831,972	1,742,184	(89,788)
	Japanese Yen	Sell	8/19/20	664,367	654,784	(9,583)
	New Zealand Dollar	Buy	10/21/20	689,488	680,148	9,340
Unrealized appreciation						3,093,299
Unrealized (depreciation)						(4,585,748)
Total						$(1,492,449)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/20
	Number of	Notional		Expiration	Unrealized
	contracts	amount	Value	date	depreciation
Euro-Bund 10 yr (Short)	70	$14,637,678	$14,637,686	Sep-20	$(316,069)
U.S. Treasury Bond Ultra 30 yr (Short)	43	9,790,563	9,790,563	Sep-20	(333,401)
U.S. Treasury Note 2 yr (Short)	1,934	427,383,783	427,383,783	Sep-20	(363,184)
U.S. Treasury Note 5 yr (Short)	174	21,945,750	21,945,750	Sep-20	(114,563)
Unrealized appreciation					—
Unrealized (depreciation)					(1,127,217)
Total					$(1,127,217)

Premier Income Trust 71

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/20 (premiums $16,721,324)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
1.007/3 month USD-LIBOR-BBA/Aug-50	Aug-20/1.007		$5,897,700	$5,190
0.927/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.927		5,897,700	16,101
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60		49,147,400	86,991
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		49,147,400	127,292
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.353		194,076,200	921,862
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	1,809
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	327,972
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	1,032,285
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	2,027,714
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	8,857
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	166,985
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	839,656
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$9,536,800	3,243
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225		12,286,900	22,854
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225		12,286,900	42,267
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		15,927,700	66,100
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	108,338
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	142,461
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$5,786,700	161,970
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	177,248
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	206,701
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	210,486
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		65,770,900	420,276
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		39,880,100	1,212,754
(0.627)/3 month USD-LIBOR-BBA/Sep-30	Sep-20/0.627		100,534,700	1,237,582
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	2,076,296
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$21,087,000	21
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	31,318
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	32,151
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	89,955
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	748,994
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	761,412
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	791,794
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	2,993,627
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	3,515,483
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	3,544,075

72 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/20 (premiums $16,721,324) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	$529,000	$103,203
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	17,451,000	109,243
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,058,000	114,677
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	9,843,400	247,660
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	9,843,400	1,239,774
Total			$25,974,677

WRITTEN OPTIONS OUTSTANDING at 7/31/20 (premiums $1,631,435)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$16,406,429	EUR	13,927,950	$49,022
EUR/USD (Call)	Jan-21/1.26	16,406,429	EUR	13,927,950	84,213
EUR/USD (Call)	Nov-20/1.20	17,269,277	EUR	14,660,450	190,066
USD/JPY (Put)	Nov-20/JPY 100.00	11,901,375		$11,901,375	52,914
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	26,513,063	EUR	22,507,800	57,401
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	17,269,277	EUR	14,660,450	190,066
USD/JPY (Put)	Nov-20/JPY 100.00	11,901,375		$11,901,375	52,914
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/$102.58	24,000,000		24,000,000	105,600
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/102.33	24,000,000		24,000,000	94,800
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/101.67	24,000,000		24,000,000	73,680
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Oct-20/101.92	24,000,000		24,000,000	80,880
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Aug-20/102.09	14,000,000		14,000,000	14
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Sep-20/104.25	82,000,000		82,000,000	55,104
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Aug-20/104.03	109,000,000		109,000,000	109
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Aug-20/103.04	32,000,000		32,000,000	32

Premier Income Trust 73

WRITTEN OPTIONS OUTSTANDING at 7/31/20 (premiums $1,631,435) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Aug-20/$102.47	$32,000,000	$32,000,000	$32
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Sep-20/105.08	143,000,000	143,000,000	29,601
Total				$1,116,448

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$56,560,700	$(521,772)	$1,761,300
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(774,972)	1,722,953
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	833,905
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		$4,687,800	(610,586)	190,887
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	48,593
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	35,243
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	1,399
(0.003)/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(5,631)
0.003/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(8,182)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		$4,749,700	(346,728)	(21,896)
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(79,544)	(44,019)
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(112,460)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(166,935)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(202,987)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(267,678)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	(518,662)

74 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	$(133,657)	$311,503
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(132,175)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$2,064,000	(265,740)	628,880
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	35,927
0.688/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		2,498,300	(45,719)	3,947
(0.688)/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		2,498,300	(45,719)	(30,879)
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	(60,261)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(230,652)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	341,287
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	16,527
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(17,127)
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(451,355)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	627,864
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	400,922
0.30/3 month USD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-20/0.30		16,786,200	(37,139)	1,679
(0.30)/3 month USD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-20/0.30		16,786,200	(37,139)	(32,733)
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13		10,338,900	(146,037)	(145,882)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(167,586)
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	(274,750)
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	135,957
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	(188,326)

Premier Income Trust 75

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$26,351,000	$(3,742,633)	$4,711,559
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	3,450,310
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	1,022,614
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	879,413
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	669,273
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	380,661
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	43,805
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	10,492
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(14,592)
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(19,744)
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(22,195)
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$26,351,000	(32,148)	(32,148)
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(42,101)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(221,467)	(193,810)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		3,549,600	(409,979)	(260,186)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(263,989)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(302,896)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,115,513)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		26,351,000	289,070	223,456
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	76,767
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	54,908
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	45,430
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		26,351,000	2,635	2,635

76 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		$4,997,800	$372,586	$(59,524)
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(62,580)
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(91,326)
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		26,351,000	1,016,622	(1,192,910)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		26,351,000	2,990,839	(3,348,422)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	1,529,098
1.5775/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	918,441
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	593,090
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(2,591,095)	296,703
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(21,762)	(21,771)
(1.5775)/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	(224,916)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(273,047)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(294,876)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	807,426
(0.005)/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	262,981,000	15,313	5,018
0.005/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	262,981,000	15,313	4,646
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		$18,392,400	968,360	(1,991,897)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		8,725,000	(239,327)	613,717
1.175/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	221,027
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	54,833
0.762/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	5,680
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$25,456,200	(171,702)	(1,782)

Premier Income Trust 77

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		$10,182,500	$(161,393)	$(2,240)
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	(2,444)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(3,391)
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(11,425)
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	(19,601)
(0.762)/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(42,837)
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	(78,125)
(1.175)/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	(136,788)
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$8,725,000	(638,016)	(439,827)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		18,540,700	550,768	539,534
1.01/6 month EUR-EURIBOR-Reuters/
Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	161,100
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	29,609
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$6,109,500	162,360	26,026
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(16,092)
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$6,109,500	162,360	(27,371)
(1.01)/6 month EUR-EURIBOR-
Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	(364,306)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$18,540,700	148,217	(746,072)
Unrealized appreciation					24,476,044
Unrealized (depreciation)					(14,800,920)
Total					$9,675,124

TBA SALE COMMITMENTS OUTSTANDING at 7/31/20 (proceeds receivable $143,064,219)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 8/1/50	$1,000,000	8/20/20	$1,052,109
Uniform Mortgage-Backed Securities, 4.00%, 8/1/50	42,000,000	8/13/20	44,618,439
Uniform Mortgage-Backed Securities, 3.50%, 8/1/50	49,000,000	8/13/20	51,668,202
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	11,000,000	9/14/20	11,537,110

78 Premier Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 7/31/20 (proceeds receivable $143,064,219) cont.
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 8/1/50	$15,000,000	8/13/20	$15,760,547
Uniform Mortgage-Backed Securities, 2.00%, 8/1/50	18,000,000	8/13/20	18,649,688
Total			$143,286,095

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,357,000	$2,920,589	$(149)	11/8/48	3 month USD-	3.312% —	$2,948,065
				LIBOR-BBA —	Semiannually
				Quarterly
21,080,800	5,075,182	(465,375)	12/3/29	3 month USD-	3.096% —	4,703,310
				LIBOR-BBA —	Semiannually
				Quarterly
2,258,100	108,064 E	(13)	2/2/24	3 month USD-	2.5725% —	108,051
				LIBOR-BBA —	Semiannually
				Quarterly
5,844,400	274,488 E	(33)	2/2/24	2.528% —	3 month USD-	(274,521)
				Semiannually	LIBOR-BBA —
					Quarterly
3,794,500	714,455	(50)	2/13/29	2.6785% —	3 month USD-	(758,280)
				Semiannually	LIBOR-BBA —
					Quarterly
12,234,100	868,376 E	(2,476)	12/2/23	3 month USD-	2.536% —	865,901
				LIBOR-BBA —	Semiannually
				Quarterly
4,229,500	202,195 E	(723)	2/2/24	3 month USD-	2.57% —	201,473
				LIBOR-BBA —	Semiannually
				Quarterly
1,191,046	260,197	(17)	3/5/30	3 month USD-	2.806% —	273,118
				LIBOR-BBA —	Semiannually
				Quarterly
3,175,800	647,546	(45)	3/16/30	2.647% —	3 month USD-	(677,812)
				Semiannually	LIBOR-BBA —
					Quarterly
7,620,100	324,266 E	(42)	2/2/24	3 month USD-	2.3075% —	324,223
				LIBOR-BBA —	Semiannually
				Quarterly
11,185,500	478,516 E	(62)	2/9/24	3 month USD-	2.32% —	478,453
				LIBOR-BBA —	Semiannually
				Quarterly
2,997,900	1,599,584 E	(102)	11/29/53	2.793% —	3 month USD-	(1,599,686)
				Semiannually	LIBOR-BBA —
					Quarterly
1,995,000	292,738 E	(44)	11/20/39	3 month USD-	2.55% —	292,694
				LIBOR-BBA —	Semiannually
				Quarterly
7,072,400	1,141,012 E	(100)	12/7/30	2.184% —	3 month USD-	(1,141,112)
				Semiannually	LIBOR-BBA —
					Quarterly

Premier Income Trust 79

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,598,100	$348,237 E	$(52)	6/5/29	3 month USD-	2.2225% —	$348,185
				LIBOR-BBA —	Semiannually
				Quarterly
384,600	158,366 E	(13)	6/22/52	2.3075% —	3 month USD-	(158,379)
				Semiannually	LIBOR-BBA —
					Quarterly
8,603,800	1,297,763	(122)	6/22/30	2.0625% —	3 month USD-	(1,314,180)
				Semiannually	LIBOR-BBA —
					Quarterly
2,293,600	325,164	(32)	7/6/30	1.9665% —	3 month USD-	(327,825)
				Semiannually	LIBOR-BBA —
					Quarterly
1,815,900	718,245 E	(62)	7/5/52	2.25% —	3 month USD-	(718,307)
				Semiannually	LIBOR-BBA —
					Quarterly
14,103,100	437,788 E	(79)	2/7/24	1.733% —	3 month USD-	(437,867)
				Semiannually	LIBOR-BBA —
					Quarterly
2,173,400	316,284 E	(31)	1/22/31	2.035% —	3 month USD-	(316,315)
				Semiannually	LIBOR-BBA —
					Quarterly
3,015,900	914,946 E	(103)	8/8/52	1.9185% —	3 month USD-	(915,048)
				Semiannually	LIBOR-BBA —
					Quarterly
12,114,500	610,801	(114)	9/18/24	1.43125% —	3 month USD-	(670,414)
				Semiannually	LIBOR-BBA —
					Quarterly
12,114,500	607,675	(114)	9/18/24	1.425% —	3 month USD-	(667,009)
				Semiannually	LIBOR-BBA —
					Quarterly
3,082,800	684,594 E	(105)	9/12/52	1.626% —	3 month USD-	(684,699)
				Semiannually	LIBOR-BBA —
					Quarterly
4,787,400	297,781	61,952	3/18/25	1.58% —	3 month USD-	(261,973)
				Semiannually	LIBOR-BBA —
					Quarterly
2,615,200	304,041	5,840	3/18/30	3 month USD-	1.73% —	325,611
				LIBOR-BBA —	Semiannually
				Quarterly
3,101,700	405,997 E	(44)	12/21/30	3 month USD-	1.88% —	405,953
				LIBOR-BBA —	Semiannually
				Quarterly
19,385,400	2,176,031	(41,613)	1/28/30	3 month USD-	1.698% —	2,136,630
				LIBOR-BBA —	Semiannually
				Quarterly
389,100	124,356 E	(13)	1/16/55	2.032% —	3 month USD-	(124,369)
				Semiannually	LIBOR-BBA —
					Quarterly
7,842,000	931,771	(2,611)	1/16/30	1.771% —	3 month USD-	(939,225)
				Semiannually	LIBOR-BBA —
					Quarterly

80 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$14,439,500	$1,692,800	$(191)	1/31/30	1.7505% —	3 month USD-	$(1,701,660)
				Semiannually	LIBOR-BBA —
					Quarterly
11,345,300	1,327,389	(150)	1/31/30	1.748% —	3 month USD-	(1,328,008)
				Semiannually	LIBOR-BBA —
					Quarterly
25,784,800	2,870,854	(41,598)	1/31/30	3 month USD-	1.688% —	2,830,273
				LIBOR-BBA —	Semiannually
				Quarterly
183,000	55,726 E	(6)	1/24/55	3 month USD-	1.977% —	55,720
				LIBOR-BBA —	Semiannually
				Quarterly
14,216,500	1,301,904	(96,505)	2/18/30	1.4765% —	3 month USD-	(1,482,029)
				Semiannually	LIBOR-BBA —
					Quarterly
1,261,000	158,936 E	(43)	3/4/52	1.265% —	3 month USD-	(158,979)
				Semiannually	LIBOR-BBA —
					Quarterly
2,658,700	138,893 E	(38)	3/4/31	3 month USD-	1.101% —	138,856
				LIBOR-BBA —	Semiannually
				Quarterly
79,686,200	381,059 E	(300)	9/8/21	0.68% —	3 month USD-	(381,360)
				Semiannually	LIBOR-BBA —
					Quarterly
172,339,500	655,924 E	(650)	10/15/21	0.571% —	3 month USD-	(656,574)
				Semiannually	LIBOR-BBA —
					Quarterly
8,162,300	520,265 E	(278)	1/27/47	3 month USD-	1.27% —	519,987
				LIBOR-BBA —	Semiannually
				Quarterly
689,400	44,434 E	(24)	3/7/50	1.275% —	3 month USD-	(44,457)
				Semiannually	LIBOR-BBA —
					Quarterly
1,522,800	26,571 E	(52)	3/10/52	0.8725% —	3 month USD-	(26,623)
				Semiannually	LIBOR-BBA —
					Quarterly
1,681,900	42,971 E	(57)	3/11/52	0.717% —	3 month USD-	42,914
				Semiannually	LIBOR-BBA —
					Quarterly
2,479,700	90,601 E	(35)	3/17/32	3 month USD-	1.03% —	90,566
				LIBOR-BBA —	Semiannually
				Quarterly
1,041,600	7,703 E	(13)	3/24/32	3 month USD-	1.07% —	7,690
				LIBOR-BBA —	Semiannually
				Quarterly
589,000	4,899 E	(9)	3/24/35	3 month USD-	0.968% —	4,890
				LIBOR-BBA —	Semiannually
				Quarterly
158,203,000	1,553,870	864,679	7/8/25	0.4525% —	3 month USD-	(705,758)
				Semiannually	LIBOR-BBA —
					Quarterly

Premier Income Trust 81

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,511,700	$42,895 E	$(50)	4/25/32	0.7925% —	3 month USD-	$(42,945)
				Semiannually	LIBOR-BBA —
					Quarterly
13,459,600	10,270	(36,022)	4/28/50	0.78% —	3 month USD-	(73,044)
				Semiannually	LIBOR-BBA —
					Quarterly
6,621,000	30,728	(291,259)	8/3/50	3 month USD-	0.794% —	(260,531)
				LIBOR-BBA —	Semiannually
				Quarterly
10,805,200	103,449	55	5/19/30	0.62% —	3 month USD-	(108,342)
				Semiannually	LIBOR-BBA —
					Quarterly
95,996,800	639,915	(15,321)	5/21/25	0.385% —	3 month USD-	(655,270)
				Semiannually	LIBOR-BBA —
					Quarterly
21,081,800	261,625	4,051	5/26/30	0.65% —	3 month USD-	(268,211)
				Semiannually	LIBOR-BBA —
					Quarterly
45,876,000	732,319 E	80,758	9/16/30	0.70% —	3 month USD-	(651,561)
				Semiannually	LIBOR-BBA —
					Quarterly
14,309,900	122,493 E	(135)	8/10/25	3 month USD-	0.429% —	122,358
				LIBOR-BBA —	Semiannually
				Quarterly
14,334,000	174,172	(46,597)	6/15/25	3 month USD-	0.50% —	130,869
				LIBOR-BBA —	Semiannually
				Quarterly
2,712,000	318,443	93,057	6/15/50	1.20% —	3 month USD-	(228,434)
				Semiannually	LIBOR-BBA —
					Quarterly
10,261,000	367,231 E	268,904	9/16/30	0.90% —	3 month USD-	(98,329)
				Semiannually	LIBOR-BBA —
					Quarterly
5,400,100	116,685 E	(76)	8/12/30	0.75% —	3 month USD-	(116,762)
				Semiannually	LIBOR-BBA —
					Quarterly
665,800	17,258 E	(13)	6/21/37	3 month USD-	1.232% —	17,245
				LIBOR-BBA —	Semiannually
				Quarterly
532,600	11,075 E	(10)	6/20/40	3 month USD-	1.204% —	11,065
				LIBOR-BBA —	Semiannually
				Quarterly
8,095,300	50,312 E	9,732	8/25/25	0.3845% —	3 month USD-	(40,581)
				Semiannually	LIBOR-BBA —
					Quarterly
543,900	10,759 E	(11)	6/28/37	3 month USD-	1.168% —	10,748
				LIBOR-BBA —	Semiannually
				Quarterly
54,967,100	266,865	(445)	6/30/25	3 month USD-	0.352% —	268,039
				LIBOR-BBA —	Semiannually
				Quarterly

82 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$55,109,300	$230,743	$(446)	7/1/25	3 month USD-	0.338% —	$231,766
				LIBOR-BBA —	Semiannually
				Quarterly
100,996,000	436,101 E	52,338	9/16/25	3 month USD-	0.35% —	488,439
				LIBOR-BBA —	Semiannually
				Quarterly
166,573,000	99,278 E	(64,037)	9/16/22	0.20% —	3 month USD-	(163,314)
				Semiannually	LIBOR-BBA —
					Quarterly
24,447,000	821,273 E	436,990	9/16/50	3 month USD-	0.90% —	1,258,262
				LIBOR-BBA —	Semiannually
				Quarterly
148,900	2,724 E	(3)	7/3/40	3 month USD-	1.177% —	2,721
				LIBOR-BBA —	Semiannually
				Quarterly
12,463,000	11,192	(47)	7/3/22	0.2295% —	3 month USD-	(10,467)
				Semiannually	LIBOR-BBA —
					Quarterly
5,883,000	73,961	(78)	7/3/30	0.655% —	3 month USD-	(75,622)
				Semiannually	LIBOR-BBA —
					Quarterly
12,316,000	194,125	(163)	7/6/30	3 month USD-	0.6879% —	197,143
				LIBOR-BBA —	Semiannually
				Quarterly
17,457,600	39,646	(141)	7/14/25	3 month USD-	0.30% —	39,638
				LIBOR-BBA —	Semiannually
				Quarterly
100,534,700	879,478 E	(1,424)	9/14/30	3 month USD-	0.627% —	878,054
				LIBOR-BBA —	Semiannually
				Quarterly
8,057,400	92,829	(107)	7/15/30	3 month USD-	0.645% —	93,986
				LIBOR-BBA —	Semiannually
				Quarterly
3,504,000	31,547	(46)	7/15/30	0.6195% —	3 month USD-	(32,103)
				Semiannually	LIBOR-BBA —
					Quarterly
5,644,000	4,747	(21)	7/15/22	0.2235% —	3 month USD-	(4,596)
				Semiannually	LIBOR-BBA —
					Quarterly
6,230,000	5,607	(23)	7/17/22	0.226% —	3 month USD-	(5,470)
				Semiannually	LIBOR-BBA —
					Quarterly
3,736,000	29,514	(50)	7/17/30	0.6085% —	3 month USD-	(30,023)
				Semiannually	LIBOR-BBA —
					Quarterly
11,794,300	123,958	5,680	7/3/50	0.815% —	3 month USD-	(118,369)
				Semiannually	LIBOR-BBA —
					Quarterly
14,054,900	33,914 E	(133)	8/31/25	0.3084% —	3 month USD-	(34,047)
				Semiannually	LIBOR-BBA —
					Quarterly

Premier Income Trust 83

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$23,256,600	$10,791 E	$(130)	7/5/24	0.2429% —	3 month USD-	$(10,921)
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	177,000	4,999 E	(2)	1/30/35	1.692% —	6 month AUD-	(4,728)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	596,700	7,586 E	(6)	3/5/35	1.47% —	6 month AUD-	(7,592)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	221,500	1,739 E	(2)	3/25/35	1.4025% —	6 month AUD-	(1,741)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	345,400	704 E	(4)	3/28/40	1.445% —	6 month AUD-	(708)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,289,300	20,102 E	(15)	4/1/40	1.1685% —	6 month AUD-	20,087
					Semiannually	BBR-BBSW —
						Semiannually
AUD	23,172,000	253,345 E	(168)	4/29/30	6 month AUD-	1.4275% —	273,328
					BBR-BBSW —	Semiannually
					Semiannually
AUD	20,489,000	130,794	(114)	6/5/25	6 month AUD-	0.525% —	137,484
					BBR-BBSW —	Semiannually
					Semiannually
AUD	10,571,000	176,788 E	(56,072)	9/16/30	6 month AUD-	1.00% —	120,716
					BBR-BBSW —	Semiannually
					Semiannually
AUD	82,700	1,537 E	(2)	7/2/45	1.441% —	6 month AUD-	(1,539)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	10,209,000	21,152	(57)	7/8/25	6 month AUD-	0.405% —	21,969
					BBR-BBSW —	Semiannually
					Semiannually
CAD	48,165,000	406,011	(136)	8/15/21	3 month CAD-	1.61% —	457,628
					BA-CDOR —	Semiannually
					Semiannually
CAD	16,094,000	487,272	(114)	9/18/24	3 month CAD-	1.638% —	507,969
					BA-CDOR —	Semiannually
					Semiannually
CAD	16,094,000	483,319	(114)	9/18/24	3 month CAD-	1.63% —	503,669
					BA-CDOR —	Semiannually
					Semiannually
CAD	23,637,000	302,007	(67)	2/24/22	3 month CAD-	1.621% —	322,101
					BA-CDOR —	Semiannually
					Semiannually
CAD	4,980,000	237,833	(50)	2/24/30	1.60% —	3 month CAD-	(241,856)
					Semiannually	BA-CDOR —
						Semiannually
CAD	9,087,000	135,567 E	(85,821)	9/16/30	3 month CAD-	1.150% —	49,746
					BA-CDOR —	Semiannually
					Semiannually

84 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	4,980,000	$53,471	$(49)	6/10/30	1.0775% —	3 month CAD-	$(54,466)
					Semiannually	BA-CDOR —
						Semiannually
CHF	7,125,000	74,160	(59)	8/9/24	0.8475% plus	—	(112,353)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	3,463,000	23,662	(28)	9/13/24	0.765% plus	—	(36,516)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	2,347,000	42,878 E	(23,103)	9/16/30	0.20% plus	—	19,775
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CZK	215,585,000	934,420	(125)	3/19/29	1.948% —	6 month	(938,466)
					Annually	CZK-PRIBOR —
						Semiannually
CZK	205,903,000	249,609	(72)	8/9/24	6 month	1.28% —	269,070
					CZK-PRIBOR —	Annually
					Semiannually
CZK	220,571,000	57,289	(72)	5/6/25	6 month	0.555% —	(63,938)
					CZK-PRIBOR —	Annually
					Semiannually
EUR	1,144,400	669,543 E	(44)	11/29/58	1.484% —	6 month	(669,587)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,556,300	799,467	(60)	2/19/50	6 month	1.354% —	812,692
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,719,000	830,708	(66)	3/11/50	1.267% —	6 month	(843,358)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,739,200	805,697	(66)	3/12/50	1.2115% —	6 month	(818,120)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,008,000	859,213	(77)	3/26/50	1.113% —	6 month	(870,340)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,798,800	957,273 E	(68)	11/29/58	6 month	1.343% —	957,205
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,077,000	838,629	(79)	2/19/50	1.051% —	6 month	(853,300)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually

Premier Income Trust 85

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	1,655,300	$680,889 E	$(63)	6/7/54	1.054% —	6 month	$(680,953)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,510,500	529,062	(58)	2/19/50	0.9035% —	6 month	(538,621)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	904,900	282,966	(35)	2/21/50	0.80% —	6 month	(288,163)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	3,288,600	663,692 E	(125)	8/8/54	0.49% —	6 month	(663,817)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,023,200	195,520 E	(76)	6/6/54	6 month	0.207% —	195,444
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,735,100	292,656	(102)	2/19/50	0.233% —	6 month	(300,815)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	10,688,000	1,158	(94)	10/11/24	—	0.4047 plus	30,278
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	11,076,900	2,639,996	(418)	2/19/50	6 month	0.595% —	2,692,203
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	12,495,000	363,973 E	(155)	1/27/30	6 month	0.352% —	363,818
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,285,600	89,437 E	(48)	3/4/54	0.134% —	6 month	(89,485)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	585,600	37,880 E	(23)	3/13/54	—	0.2275%	37,858
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	12,802,000	169,335 E	(155)	4/30/30	0.11475% —	6 month	(169,490)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually

86 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	3,783,300	$28,531 E	$(80)	5/13/40	6 month	0.276% —	$28,451
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	6,251,000	112,468 E	(98)	6/3/32	6 month	0.024% —	112,370
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,112,000	124,153 E	(80)	6/3/52	0.10% —	6 month	(124,233)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,735,000	40,760 E	(26)	8/15/29	0.05644%	—	40,734
					plus 6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	3,477,000	86,985 E	(52)	8/15/29	0.04236%	—	86,933
					plus 6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	18,808,000	413,454 E	166,618	9/16/30	—	0.05% plus	(246,838)
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	3,470,000	68,772 E	(52)	8/15/29	0.09037%	—	68,720
					plus 6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	3,449,000	51,605 E	(52)	8/15/29	0.13523%	—	51,553
					plus 6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	1,853,200	23,057 E	(40)	6/24/40	0.315% —	6 month	(23,097)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
GBP	14,531,000	279,077 E	(106)	1/10/24	6 month GBP-	0.855% —	278,972
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	14,671,000	279,500 E	(132)	1/10/26	0.965% —	6 month GBP-	(279,632)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	27,377,000	483,506 E	(199)	1/13/24	6 month GBP-	0.795% —	483,307
					LIBOR-BBA —	Semiannually
					Semiannually

Premier Income Trust 87

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	27,798,000	$499,128 E	$(251)	1/15/26	0.926% —	6 month GBP-	$(499,380)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	2,646,000	54,164 E	(11,024)	9/16/30	0.20% —	Sterling	(65,187)
					Annually	Overnight
						Index Average —
						Annually
GBP	1,945,000	6,673	(84)	7/16/50	6 month GBP-	0.423% —	6,839
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	5,711,000	23,317	(96)	7/16/30	0.32% —	6 month GBP-	(23,818)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	5,711,000	24,064	(96)	7/16/30	0.321% —	6 month GBP-	(24,568)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	1,945,000	16,414	(84)	7/16/50	6 month GBP-	0.436% —	16,595
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	110,098,700	109,127 E	(32)	8/29/43	0.7495% —	6 month JPY-	(109,159)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	140,532,700	7,699 E	(42)	8/29/43	0.194% —	6 month JPY-	7,656
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	133,879,000	688,822	(127)	7/1/24	1.735% —	6 month NOK-	(703,758)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	70,225,000	683,706	(109)	7/1/29	6 month NOK-	1.82% —	691,922
					NIBOR-NIBR —	Annually
					Semiannually
NOK	21,796,000	34,208 E	(33,440)	9/16/30	6 month NOK-	1.00% —	768
					NIBOR-NIBR —	Annually
					Semiannually
NOK	68,790,000	40,948	(58)	6/29/25	0.6925% —	6 month NOK-	(37,640)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	33,268,000	13,838	(28)	7/10/25	0.655% —	6 month NOK-	(12,669)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	33,268,000	13,758	(28)	7/13/25	0.655% —	6 month NOK-	(12,739)
					Annually	NIBOR-NIBR —
						Semiannually
NZD	7,055,000	9,952	(35)	5/15/25	0.215% —	3 month NZD-	10,449
					Semiannually	BBR-FRA —
						Quarterly
NZD	3,563,000	2,363	(29)	5/15/30	3 month NZD-	0.595% —	(803)
					BBR-FRA —	Semiannually
					Quarterly

88 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NZD	3,485,000	$34,287	$(29)	6/5/30	3 month NZD-	0.76125% —	$35,877
					BBR-FRA —	Semiannually
					Quarterly
NZD	6,863,000	21,506	(35)	6/5/25	0.36% —	3 month NZD-	(21,925)
					Semiannually	BBR-FRA —
						Quarterly
NZD	1,385,000	24,352 E	9,717	9/16/30	0.90% —	3 month NZD-	(14,635)
					Semiannually	BBR-FRA —
						Quarterly
SEK	34,496,000	145	(47)	3/3/30	0.286% —	3 month SEK-	(3,047)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	171,529,000	15,883	(67)	3/3/22	3 month SEK-	0.06% —	14,813
					STIBOR-SIDE —	Annually
					Quarterly
SEK	17,072,000	36,628 E	30,261	9/16/30	0.50% —	3 month SEK-	(6,367)
					Annually	STIBOR-SIDE —
						Quarterly
Total			$764,834				$(1,378,963)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$877,889	$878,903	$—	1/12/40	4.00% (1 month	Synthetic MBX	$2,642
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
148,851	149,023	—	1/12/40	4.00% (1 month	Synthetic MBX	448
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
105,152	105,273	—	1/12/40	4.00% (1 month	Synthetic MBX	316
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
686,910	686,127	—	1/12/40	4.50% (1 month	Synthetic MBX	636
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,394,485	11,391,324	—	1/12/41	5.00% (1 month	Synthetic MBX	22,405
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,351,919	1,350,792	—	1/12/40	5.00% (1 month	Synthetic MBX	1,912
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$173,007	$173,203	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$591
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
416,988	418,046	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(2,145)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,211,849	7,234,022	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(41,743)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
89,883	84,291	—	1/12/43	3.50% (1 month	Synthetic TRS	(4,376)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
60,643	57,434	—	1/12/42	4.00% (1 month	Synthetic TRS	(2,364)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
315,911	299,040	—	1/12/41	(4.00%) 1 month	Synthetic TRS	12,432
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
228,990	220,296	—	1/12/41	(5.00%) 1 month	Synthetic TRS	5,135
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
88,677	86,102	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,342)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
67,698	65,732	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,024)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
53,382	51,832	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(808)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
73,426	71,500	—	1/12/39	6.00% (1 month	Synthetic TRS	(981)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
151,216	148,979	—	1/12/38	6.50% (1 month	Synthetic TRS	(287)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

90 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$21,699	$21,378	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(41)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,215	10,064	—	1/12/38	6.50% (1 month	Synthetic TRS	(19)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
1,525,962	1,525,539	—	1/12/41	5.00% (1 month	Synthetic MBX	3,000
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
670,660	670,474	—	1/12/41	5.00% (1 month	Synthetic MBX	1,319
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
233,091	233,026	—	1/12/41	5.00% (1 month	Synthetic MBX	458
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
508,654	508,513	—	1/12/41	5.00% (1 month	Synthetic MBX	1,000
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
151,140	146,750	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,287)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
130,759	122,637	—	1/12/45	3.50% (1 month	Synthetic TRS	(6,214)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
105,797	99,215	—	1/12/43	3.50% (1 month	Synthetic TRS	(5,151)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
54,850	51,687	—	1/12/44	3.50% (1 month	Synthetic TRS	(2,421)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,155	27,341	—	1/12/43	3.50% (1 month	Synthetic TRS	(1,420)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,678	15,640	—	1/12/43	3.50% (1 month	Synthetic TRS	(812)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$6,251	$5,891	$—	1/12/44	3.50% (1 month	Synthetic TRS	$(276)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
380,909	365,759	—	1/12/45	4.00% (1 month	Synthetic TRS	(9,339)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
136,591	131,159	—	1/12/45	4.00% (1 month	Synthetic TRS	(3,349)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
81,185	76,850	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,195)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,507	6,159	—	1/12/41	4.00% (1 month	Synthetic TRS	(256)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
87,692	83,009	—	1/12/41	(4.00%) 1 month	Synthetic TRS	3,451
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
140,194	134,872	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,144
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
153,873	148,031	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,450
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,529	137,418	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,141)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Deutsche Bank AG
530,441	532,072	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,070)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
21,775	21,842	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(126)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,083	58,262	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(336)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

92 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$126,218	$126,606	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(731)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
236,842	237,570	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,371)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
284,184	285,057	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,645)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
335,981	337,014	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,945)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
460,290	461,705	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,664)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
196,575	183,329	—	1/12/44	(3.00%) 1 month	Synthetic TRS	10,581
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
265,074	249,787	—	1/12/44	3.50% (1 month	Synthetic TRS	(11,699)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
209,972	197,863	—	1/12/44	3.50% (1 month	Synthetic TRS	(9,267)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
110,809	104,418	—	1/12/44	3.50% (1 month	Synthetic TRS	(4,890)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
181,123	169,855	—	1/12/43	(3.50%) 1 month	Synthetic TRS	8,819
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
474,806	455,922	—	1/12/45	4.00% (1 month	Synthetic TRS	(11,641)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
342,482	324,363	—	1/12/42	4.00% (1 month	Synthetic TRS	(13,353)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$296,388	$280,708	$—	1/12/42	4.00% (1 month	Synthetic TRS	$(11,556)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
150,465	142,504	—	1/12/42	4.00% (1 month	Synthetic TRS	(5,866)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
150,465	142,504	—	1/12/42	4.00% (1 month	Synthetic TRS	(5,866)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
135,542	130,151	—	1/12/45	4.00% (1 month	Synthetic TRS	(3,323)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
90,098	85,899	—	1/12/40	4.00% (1 month	Synthetic TRS	(2,919)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
498,752	472,117	—	1/12/41	(4.00%) 1 month	Synthetic TRS	19,628
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
219,483	211,151	—	1/12/41	(5.00%) 1 month	Synthetic TRS	4,922
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
107,158	104,347	—	1/12/39	6.00% (1 month	Synthetic TRS	(1,432)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
103,511	100,795	—	1/12/39	6.00% (1 month	Synthetic TRS	(1,383)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
51,758	50,400	—	1/12/39	6.00% (1 month	Synthetic TRS	(692)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
51,444	50,095	—	1/12/39	6.00% (1 month	Synthetic TRS	(688)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,737	7,534	—	1/12/39	6.00% (1 month	Synthetic TRS	(103)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

94 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$47,573	$46,869	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(90)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,422	3,372	—	1/12/38	6.50% (1 month	Synthetic TRS	(7)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
436,812	413,485	—	1/12/41	4.00% (1 month	Synthetic TRS	(17,190)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
253,443	239,908	—	1/12/41	4.00% (1 month	Synthetic TRS	(9,974)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
84,248	79,749	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,316)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,160	38,015	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,580)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
219,483	211,151	—	1/12/41	(5.00%) 1 month	Synthetic TRS	4,922
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,784,759	27,463,659	—	8/10/20	(0.25%) — At	US Treasury Bond	780,336
				maturity	02.25% 08/15/49 —
At maturity
JPMorgan Securities LLC
327,323	317,816	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	4,952
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
60,389	56,632	—	1/12/43	(3.50%) 1 month	Synthetic TRS	2,940
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
646,955	609,645	—	1/12/44	(3.50%) 1 month	Synthetic TRS	28,552
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
251,320	239,118	—	1/12/44	4.00% (1 month	Synthetic TRS	(8,720)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$1,000,442	$947,514	$—	1/12/42	(4.00%) 1 month	Synthetic TRS	$39,006
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		966,997
Upfront premium (paid)		—		Unrealized (depreciation)		(229,434)
Total		$—		Total		$737,563

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	4,375,000	$788,439	$—	7/15/37	1.71% — At	Eurostat Eurozone	$788,439
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,727,000	573,063	(276)	5/15/40	(.961%) — At	Eurostat Eurozone	572,787
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	498,118	(286)	5/15/30	(.655%) — At	Eurostat Eurozone	497,833
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	482,956	(286)	5/15/30	(.6625%) — At	Eurostat Eurozone	482,670
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,375,000	302,188	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(302,188)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	706,570	(169)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(706,739)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	709,997	(169)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(710,166)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	711,150	(170)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(711,320)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	712,287	(170)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(712,457)
					maturity	HICP excluding
						tobacco — At
						maturity

96 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	7,727,000	$964,459	$(365)	5/15/50	1.13% — At	Eurostat Eurozone	$(964,824)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	1,265,260	(549)	5/15/40	0.935% — At	Eurostat Eurozone	(1,265,809)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	1,287,858	(549)	5/15/40	0.93% — At	Eurostat Eurozone	(1,288,407)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	8,846,000	793,919	(189)	12/15/28	3.665% — At	GBP Non-revised UK	793,730
					maturity	Retail Price Index —
						At maturity
GBP	9,908,000	368,375	(234)	3/15/28	3.34% — At	GBP Non-revised UK	368,141
					maturity	Retail Price Index —
						At maturity
GBP	9,486,000	346,861	(124)	11/15/24	3.385% — At	GBP Non-revised UK	346,737
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	332,688	(160)	3/15/28	3.4025% — At	GBP Non-revised UK	332,529
					maturity	Retail Price Index —
						At maturity
GBP	5,308,000	216,922	(124)	2/15/28	3.34% — At	GBP Non-revised UK	216,798
					maturity	Retail Price Index —
						At maturity
GBP	4,743,000	172,009	(62)	11/15/24	3.381% — At	GBP Non-revised UK	171,947
					maturity	Retail Price Index —
						At maturity
GBP	4,743,000	160,449	—	12/15/24	3.42% — At	GBP Non-revised UK	160,449
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	112,858	(58)	3/15/28	3.3875% — At	GBP Non-revised UK	112,800
					maturity	Retail Price Index —
						At maturity
GBP	2,661,000	1,174,538	(140)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(1,174,678)
					maturity	Retail Price Index —
						At maturity
	$27,520,000	756,277	(278)	3/11/25	(0.77%) — At	USA Non Revised	755,999
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	6,880,000	314,244	(69)	3/18/25	(0.41%) — At	USA Non Revised	314,175
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

Premier Income Trust 97

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$8,506,000	$206,313	$(86)	4/30/25	(0.835%) — At	USA Non Revised	$206,227
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,506,000	198,853	(86)	5/1/25	(0.8525%) — At	USA Non Revised	198,767
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,831,000	111,755	(69)	6/15/25	(1.2125%) — At	USA Non Revised	111,686
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,896,000	88,310	—	6/9/25	(1.24%) — At	USA Non Revised	88,310
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
957,000	4,908	—	6/9/50	1.77% — At	USA Non Revised	(4,908)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
899,000	37,974	(39)	6/15/50	1.6875% — At	USA Non Revised	(38,012)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,825,000	121,553	(69)	11/29/24	(1.703%) — At	USA Non Revised	(121,622)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,825,000	147,932	(69)	12/10/24	(1.7625%) — At	USA Non Revised	(148,001)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,506,000	218,579	(143)	5/1/30	1.3475% — At	USA Non Revised	(218,722)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,506,000	220,654	(143)	4/30/30	1.345% — At	USA Non Revised	(220,797)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

98 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT 7/31/20 CONT.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$22,400,000	$226,218	$(376)	7/10/30	1.6625% — At	USA Non Revised	$(226,594)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
13,649,000	249,831	(138)	11/21/24	(1.71%) — At	USA Non Revised	(249,969)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
22,405,000	393,454	(376)	6/30/30	1.586% — At	USA Non Revised	(393,831)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,880,000	468,163	(116)	3/18/30	0.95% — At	USA Non Revised	(468,279)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
27,520,000	1,246,436	(458)	3/11/30	1.165% — At	USA Non Revised	(1,246,896)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(6,595)				$(4,654,195)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB+/P	$9,980	$146,000	$47,508	5/11/63	300 bp —	$(37,444)
Index						Monthly
CMBX NA BBB–.6	BB+/P	19,586	325,000	105,755	5/11/63	300 bp —	(85,980)
Index						Monthly
CMBX NA BBB–.6	BB+/P	40,127	650,000	211,510	5/11/63	300 bp —	(171,003)
Index						Monthly
CMBX NA BBB–.6	BB+/P	38,247	671,000	218,343	5/11/63	300 bp —	(179,705)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	55,945	334,000	39,646	5/11/63	200 bp —	16,429
Index						Monthly
CMBX NA A.6	A/P	40,946	343,000	40,714	5/11/63	200 bp —	289
Index						Monthly
CMBX NA A.6	A/P	55,884	362,000	42,969	5/11/63	200 bp —	13,055
Index						Monthly
CMBX NA A.6	A/P	46,648	397,000	47,124	5/11/63	200 bp —	(476)
Index						Monthly

Premier Income Trust 99

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA A.6	A/P	$90,383	$511,000	$60,656	5/11/63	200 bp —	$29,926
Index						Monthly
CMBX NA A.6	A/P	82,129	543,000	64,454	5/11/63	200 bp —	17,886
Index						Monthly
CMBX NA A.6	A/P	88,384	637,000	75,612	5/11/63	200 bp —	13,020
Index						Monthly
CMBX NA A.6	A/P	277,305	1,668,000	197,992	5/11/63	200 bp —	79,962
Index						Monthly
CMBX NA BB.11	BB–/P	167,805	297,000	102,138	11/18/54	500 bp —	65,955
Index						Monthly
CMBX NA BB.12	BB–/P	11,025	21,000	6,766	8/17/61	500 bp —	4,279
Index						Monthly
CMBX NA BB.6	B+/P	419,738	2,926,000	1,451,589	5/11/63	500 bp —	(1,029,006)
Index						Monthly
CMBX NA BB.7	BB–/P	136,056	2,666,000	1,136,249	1/17/47	500 bp —	(997,602)
Index						Monthly
CMBX NA BBB–.6	BB+/P	480	6,000	1,952	5/11/63	300 bp —	(1,469)
Index						Monthly
CMBX NA BBB–.6	BB+/P	22,091	335,000	109,009	5/11/63	300 bp —	(86,723)
Index						Monthly
CMBX NA BBB–.6	BB+/P	24,805	377,000	122,676	5/11/63	300 bp —	(97,651)
Index						Monthly
CMBX NA BBB–.6	BB+/P	43,570	640,000	208,256	5/11/63	300 bp —	(164,313)
Index						Monthly
CMBX NA BBB–.6	BB+/P	650,608	10,217,000	3,324,612	5/11/63	300 bp —	(2,667,813)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	BB–/P	63,938	478,000	203,724	1/17/47	500 bp —	(139,321)
Index						Monthly
CMBX NA BBB–.6	BB+/P	108,504	982,000	319,543	5/11/63	300 bp —	(210,466)
Index						Monthly
CMBX NA BBB–.6	BB+/P	251,482	2,276,000	740,610	5/11/63	300 bp —	(487,801)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,334,309	24,843,000	8,083,912	5/11/63	300 bp —	(5,735,111)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	27,745	351,000	76,729	1/17/47	300 bp —	(48,779)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,170	2,180,000	476,548	1/17/47	300 bp —	(332,106)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	517,921	7,007,000	1,531,730	1/17/47	300 bp —	(1,009,721)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	1,175	8,000	950	5/11/63	200 bp —	229
Index						Monthly
CMBX NA A.6	A/P	2,320	16,000	1,899	5/11/63	200 bp —	427
Index						Monthly

100 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$17,338	$146,000	$17,330	5/11/63	200 bp —	$64
Index						Monthly
CMBX NA BB.6	B+/P	25,015	209,000	103,685	5/11/63	500 bp —	(78,467)
Index						Monthly
CMBX NA BB.6	B+/P	39,738	340,000	168,674	5/11/63	500 bp —	(128,606)
Index						Monthly
CMBX NA BB.6	B+/P	78,625	680,000	337,348	5/11/63	500 bp —	(258,062)
Index						Monthly
CMBX NA BBB–.6	BB+/P	74	1,000	325	5/11/63	300 bp —	(251)
Index						Monthly
CMBX NA BBB–.6	BB+/P	73	1,000	325	5/11/63	300 bp —	(252)
Index						Monthly
CMBX NA BBB–.6	BB+/P	228	3,000	976	5/11/63	300 bp —	(747)
Index						Monthly
CMBX NA BBB–.6	BB+/P	401	5,000	1,627	5/11/63	300 bp —	(1,223)
Index						Monthly
CMBX NA BBB–.6	BB+/P	657	13,000	4,230	5/11/63	300 bp —	(3,566)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,187	15,000	4,881	5/11/63	300 bp —	(3,685)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,942	35,000	11,389	5/11/63	300 bp —	(8,427)
Index						Monthly
CMBX NA BBB–.6	BB+/P	14,630	88,000	28,635	5/11/63	300 bp —	(13,954)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,844	89,000	28,961	5/11/63	300 bp —	(17,065)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,917	89,000	28,961	5/11/63	300 bp —	(16,992)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,089	114,000	37,096	5/11/63	300 bp —	(26,941)
Index						Monthly
CMBX NA BBB–.6	BB+/P	20,235	183,000	59,548	5/11/63	300 bp —	(39,206)
Index						Monthly
CMBX NA BBB–.6	BB+/P	25,594	188,000	61,175	5/11/63	300 bp —	(35,472)
Index						Monthly
CMBX NA BBB–.6	BB+/P	9,360	192,000	62,477	5/11/63	300 bp —	(53,005)
Index						Monthly
CMBX NA BBB–.6	BB+/P	21,361	203,000	66,056	5/11/63	300 bp —	(44,576)
Index						Monthly
CMBX NA BBB–.6	BB+/P	17,848	206,000	67,032	5/11/63	300 bp —	(49,064)
Index						Monthly
CMBX NA BBB–.6	BB+/P	26,299	216,000	70,286	5/11/63	300 bp —	(43,862)
Index						Monthly
CMBX NA BBB–.6	BB+/P	24,541	223,000	72,564	5/11/63	300 bp —	(47,893)
Index						Monthly
CMBX NA BBB–.6	BB+/P	25,154	225,000	73,215	5/11/63	300 bp —	(47,930)
Index						Monthly

Premier Income Trust 101

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$27,421	$245,000	$79,723	5/11/63	300 bp —	$(52,159)
Index						Monthly
CMBX NA BBB–.6	BB+/P	13,938	269,000	87,533	5/11/63	300 bp —	(73,438)
Index						Monthly
CMBX NA BBB–.6	BB+/P	24,979	296,000	96,318	5/11/63	300 bp —	(71,167)
Index						Monthly
CMBX NA BBB–.6	BB+/P	26,076	309,000	100,549	5/11/63	300 bp —	(74,293)
Index						Monthly
CMBX NA BBB–.6	BB+/P	18,186	355,000	115,517	5/11/63	300 bp —	(97,124)
Index						Monthly
CMBX NA BBB–.6	BB+/P	58,232	389,000	126,581	5/11/63	300 bp —	(68,122)
Index						Monthly
CMBX NA BBB–.6	BB+/P	57,641	392,000	127,557	5/11/63	300 bp —	(69,687)
Index						Monthly
CMBX NA BBB–.6	BB+/P	44,904	403,000	131,136	5/11/63	300 bp —	(85,997)
Index						Monthly
CMBX NA BBB–.6	BB+/P	34,559	417,000	135,692	5/11/63	300 bp —	(100,889)
Index						Monthly
CMBX NA BBB–.6	BB+/P	45,403	418,000	136,017	5/11/63	300 bp —	(90,370)
Index						Monthly
CMBX NA BBB–.6	BB+/P	45,228	418,000	136,017	5/11/63	300 bp —	(90,545)
Index						Monthly
CMBX NA BBB–.6	BB+/P	23,107	443,000	144,152	5/11/63	300 bp —	(120,787)
Index						Monthly
CMBX NA BBB–.6	BB+/P	51,553	462,000	150,335	5/11/63	300 bp —	(98,512)
Index						Monthly
CMBX NA BBB–.6	BB+/P	51,553	462,000	150,335	5/11/63	300 bp —	(98,512)
Index						Monthly
CMBX NA BBB–.6	BB+/P	73,722	531,000	172,787	5/11/63	300 bp —	(98,756)
Index						Monthly
CMBX NA BBB–.6	BB+/P	48,875	566,000	184,176	5/11/63	300 bp —	(134,972)
Index						Monthly
CMBX NA BBB–.6	BB+/P	86,808	576,000	187,430	5/11/63	300 bp —	(100,286)
Index						Monthly
CMBX NA BBB–.6	BB+/P	59,933	597,000	194,264	5/11/63	300 bp —	(133,982)
Index						Monthly
CMBX NA BBB–.6	BB+/P	31,646	638,000	207,605	5/11/63	300 bp —	(175,587)
Index						Monthly
CMBX NA BBB–.6	BB+/P	76,544	707,000	230,058	5/11/63	300 bp —	(153,102)
Index						Monthly
CMBX NA BBB–.6	BB+/P	69,759	928,000	301,971	5/11/63	300 bp —	(231,671)
Index						Monthly
CMBX NA BBB–.6	BB+/P	134,739	961,000	312,709	5/11/63	300 bp —	(177,410)
Index						Monthly
CMBX NA BBB–.6	BB+/P	118,398	1,074,000	349,480	5/11/63	300 bp —	(230,455)
Index						Monthly

102 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$124,607	$1,193,000	$388,202	5/11/63	300 bp —	$(262,899)
Index						Monthly
CMBX NA BBB–.6	BB+/P	184,707	1,551,000	504,695	5/11/63	300 bp —	(319,084)
Index						Monthly
CMBX NA BBB–.6	BB+/P	93,617	1,935,000	629,649	5/11/63	300 bp —	(534,904)
Index						Monthly
CMBX NA BBB–.6	BB+/P	320,704	2,144,000	697,658	5/11/63	300 bp —	(375,703)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	46,909	673,000	147,118	1/17/47	300 bp —	(99,817)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	107,990	1,461,000	319,375	1/17/47	300 bp —	(210,533)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	4,031	30,000	3,561	5/11/63	200 bp —	482
Index						Monthly
CMBX NA A.6	A/P	29,540	211,000	25,046	5/11/63	200 bp —	4,576
Index						Monthly
CMBX NA BB.10	BB–/P	50,149	625,000	262,625	5/11/63	500 bp —	(211,868)
Index						Monthly
CMBX NA BB.6	B+/P	26,255	51,000	25,301	5/11/63	500 bp —	1,003
Index						Monthly
CMBX NA BBB–.6	BB+/P	13,251,982	41,451,000	13,488,155	5/11/63	300 bp —	(211,994)
Index						Monthly
Merrill Lynch International
CMBX NA BB.6	B+/P	53,337	477,000	236,640	5/11/63	500 bp —	(182,839)
Index						Monthly
CMBX NA BBB–.6	BB+/P	74	1,000	325	5/11/63	300 bp —	(251)
Index						Monthly
CMBX NA BBB–.6	BB+/P	215	3,000	976	5/11/63	300 bp —	(759)
Index						Monthly
CMBX NA BBB–.6	BB+/P	365	5,000	1,627	5/11/63	300 bp —	(1,259)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,328	114,000	37,096	5/11/63	300 bp —	(29,701)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,215	116,000	37,746	5/11/63	300 bp —	(27,464)
Index						Monthly
CMBX NA BBB–.6	BB+/P	35,738	395,000	128,533	5/11/63	300 bp —	(92,565)
Index						Monthly
CMBX NA BBB–.6	BB+/P	35,163	461,000	150,009	5/11/63	300 bp —	(114,578)
Index						Monthly
CMBX NA BBB–.6	BB+/P	329,304	3,688,000	1,200,075	5/11/63	300 bp —	(868,620)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	(46)	6,000	712	5/11/63	200 bp —	(756)
Index						Monthly
CMBX NA A.6	A/P	53,750	344,000	40,833	5/11/63	200 bp —	13,051
Index						Monthly

Premier Income Trust 103

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.6	B+/P	$101,667	$414,000	$205,385	5/11/63	500 bp —	$(103,316)
Index						Monthly
CMBX NA BB.6	B+/P	173,227	703,000	348,758	5/11/63	500 bp —	(174,848)
Index						Monthly
CMBX NA BBB–.6	BB+/P	147	2,000	651	5/11/63	300 bp —	(503)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,202	15,000	4,881	5/11/63	300 bp —	(3,670)
Index						Monthly
CMBX NA BBB–.6	BB+/P	20,598	312,000	101,525	5/11/63	300 bp —	(80,745)
Index						Monthly
CMBX NA BBB–.6	BB+/P	20,812	317,000	103,152	5/11/63	300 bp —	(82,155)
Index						Monthly
CMBX NA BBB–.6	BB+/P	382,260	1,108,000	360,543	5/11/63	300 bp —	22,363
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,319,953	19,924,000	6,483,270	5/11/63	300 bp —	(5,151,681)
Index						Monthly
Upfront premium received		24,166,506	Unrealized appreciation				282,996
Upfront premium (paid)		(46)	Unrealized (depreciation)				(26,172,071)
Total		$24,166,460	Total				$(25,889,075)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$51	$6,000	$712	5/11/63	(200 bp) —	$761
					Monthly
CMBX NA BB.10 Index	(30,474)	292,000	122,698	11/17/59	(500 bp) —	91,940
					Monthly
CMBX NA BB.10 Index	(26,425)	241,000	101,268	11/17/59	(500 bp) —	74,609
					Monthly
CMBX NA BB.11 Index	(113,495)	876,000	301,256	11/18/54	(500 bp) —	186,910
					Monthly
CMBX NA BB.11 Index	(28,279)	300,000	103,170	11/18/54	(500 bp) —	74,600
					Monthly
CMBX NA BB.11 Index	(20,651)	286,000	98,355	11/18/54	(500 bp) —	77,426
					Monthly
CMBX NA BB.11 Index	(9,895)	194,000	66,717	11/18/54	(500 bp) —	56,633
					Monthly

104 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(10,064)	$194,000	$66,717	11/18/54	(500 bp) —	$56,464
					Monthly
CMBX NA BB.11 Index	(10,655)	155,000	53,305	11/18/54	(500 bp) —	42,498
					Monthly
CMBX NA BB.8 Index	(17,507)	141,000	69,471	10/17/57	(500 bp) —	51,827
					Monthly
CMBX NA BB.9 Index	(185,176)	1,794,000	745,407	9/17/58	(500 bp) —	558,487
					Monthly
CMBX NA BB.9 Index	(39,744)	616,000	255,948	9/17/58	(500 bp) —	215,605
					Monthly
CMBX NA BB.9 Index	(16,453)	255,000	105,953	9/17/58	(500 bp) —	89,252
					Monthly
CMBX NA BB.9 Index	(7,301)	186,000	77,283	9/17/58	(500 bp) —	69,801
					Monthly
CMBX NA BB.9 Index	(6,163)	170,000	70,635	9/17/58	(500 bp) —	64,307
					Monthly
CMBX NA BB.9 Index	(1,935)	48,000	19,944	9/17/58	(500 bp) —	17,962
					Monthly
CMBX NA BBB–.10 Index	(98,315)	330,000	55,275	11/17/59	(300 bp) —	(43,232)
					Monthly
CMBX NA BBB–.11 Index	(133,150)	416,000	66,685	11/18/54	(300 bp) —	(66,707)
					Monthly
CMBX NA BBB–.11 Index	(120,521)	376,000	60,273	11/18/54	(300 bp) —	(60,468)
					Monthly
CMBX NA BBB–.11 Index	(122,685)	374,000	59,952	11/18/54	(300 bp) —	(62,951)
					Monthly
CMBX NA BBB–.11 Index	(61,101)	187,000	29,976	11/18/54	(300 bp) —	(31,234)
					Monthly
CMBX NA BBB–.11 Index	(35,973)	110,000	17,633	11/18/54	(300 bp) —	(18,404)
					Monthly
CMBX NA BBB–.12 Index	(397,012)	1,128,000	181,270	8/17/61	(300 bp) —	(216,400)
					Monthly
CMBX NA BBB–.12 Index	(211,180)	632,000	101,562	8/17/61	(300 bp) —	(109,987)
					Monthly
CMBX NA BBB–.12 Index	(191,995)	562,000	90,313	8/17/61	(300 bp) —	(102,009)
					Monthly
CMBX NA BBB–.12 Index	(143,904)	414,000	66,530	8/17/61	(300 bp) —	(77,615)
					Monthly
CMBX NA BBB–.12 Index	(125,590)	376,000	60,423	8/17/61	(300 bp) —	(65,386)
					Monthly
CMBX NA BBB–.12 Index	(33,749)	107,000	17,195	8/17/61	(300 bp) —	(16,616)
					Monthly
CMBX NA BBB–.9 Index	(85,882)	363,000	72,818	9/17/58	(300 bp) —	(13,276)
					Monthly

Premier Income Trust 105

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(80,855)	$606,000	$254,641	11/17/59	(500 bp) —	$173,197
					Monthly
CMBX NA BB.10 Index	(71,945)	605,000	254,221	11/17/59	(500 bp) —	181,688
					Monthly
CMBX NA BB.10 Index	(39,651)	319,000	134,044	11/17/59	(500 bp) —	94,082
					Monthly
CMBX NA BB.7 Index	(21,534)	1,220,000	605,242	5/11/63	(500 bp) —	582,522
					Monthly
CMBX NA BB.7 Index	(54,048)	293,000	124,877	1/17/47	(500 bp) —	70,543
					Monthly
CMBX NA BB.9 Index	(286,506)	2,858,000	1,187,499	9/17/58	(500 bp) —	898,215
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(13,197)	129,000	63,997	5/11/63	(500 bp) —	50,675
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	202,019	1/17/47	(500 bp) —	129,829
					Monthly
CMBX NA BB.12 Index	(41,375)	113,000	36,409	8/17/61	(500 bp) —	(5,076)
					Monthly
CMBX NA BB.6 Index	(27,101)	219,000	108,646	5/11/63	(500 bp) —	81,332
					Monthly
CMBX NA BB.7 Index	(84,052)	513,000	218,641	1/17/47	(500 bp) —	134,090
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	121,041	1/17/47	(500 bp) —	63,099
					Monthly
CMBX NA BB.7 Index	(31,785)	188,000	80,126	1/17/47	(500 bp) —	48,158
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	74,159	1/17/47	(500 bp) —	42,225
					Monthly
CMBX NA BB.8 Index	(5,212)	46,000	22,664	10/17/57	(500 bp) —	17,408
					Monthly
CMBX NA BB.9 Index	(5,864)	151,000	62,741	9/17/58	(500 bp) —	56,729
					Monthly
CMBX NA BB.9 Index	(18,626)	117,000	48,614	9/17/58	(500 bp) —	29,874
					Monthly
CMBX NA BB.9 Index	(8,847)	56,000	23,268	9/17/58	(500 bp) —	14,366
					Monthly
CMBX NA BB.9 Index	(8,945)	56,000	23,268	9/17/58	(500 bp) —	14,269
					Monthly
CMBX NA BBB–.12 Index	(103,342)	306,000	49,174	8/17/61	(300 bp) —	(54,346)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(725,909)	1,331,000	457,731	11/18/54	(500 bp) —	(269,472)
					Monthly
CMBX NA BB.12 Index	(378,410)	689,000	221,996	8/17/61	(500 bp) —	(157,084)
					Monthly

106 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.17 Index	$(1,383,276)	$2,825,000	$1,204,015	1/17/47	(500 bp) —	$(182,008)
					Monthly
CMBX NA BB.9 Index	(531,763)	1,076,000	447,078	9/17/58	(500 bp) —	(85,731)
					Monthly
CMBX NA BBB–.10 Index	(59,441)	211,000	35,343	11/17/59	(300 bp) —	(24,221)
					Monthly
CMBX NA BBB–.10 Index	(32,176)	108,000	18,090	11/17/59	(300 bp) —	(14,149)
					Monthly
CMBX NA BBB–.11 Index	(112,834)	359,000	57,548	11/18/54	(300 bp) —	(55,496)
					Monthly
CMBX NA BBB–.11 Index	(115,736)	359,000	57,548	11/18/54	(300 bp) —	(58,398)
					Monthly
CMBX NA BBB–.11 Index	(56,260)	179,000	28,694	11/18/54	(300 bp) —	(27,671)
					Monthly
CMBX NA BBB–.11 Index	(56,181)	179,000	28,694	11/18/54	(300 bp) —	(27,592)
					Monthly
CMBX NA BBB–.12 Index	(73,688)	211,000	33,908	8/17/61	(300 bp) —	(39,903)
					Monthly
CMBX NA BBB–.12 Index	(39,816)	120,000	19,284	8/17/61	(300 bp) —	(20,602)
					Monthly
CMBX NA BBB–.7 Index	(1,103,385)	4,700,000	1,027,420	1/17/47	(300 bp) —	(78,707)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(33,229)	584,000	245,397	11/17/59	(500 bp) —	211,600
					Monthly
CMBX NA BB.11 Index	(273,312)	553,000	190,177	11/18/54	(500 bp) —	(83,673)
					Monthly
CMBX NA BB.9 Index	(101,444)	2,604,000	1,081,962	9/17/58	(500 bp) —	977,787
					Monthly
CMBX NA BBB–.7 Index	(75,310)	919,000	200,893	1/17/47	(300 bp) —	125,047
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(34,235)	336,000	73,450	1/17/47	(300 bp) —	39,019
					Monthly
CMBX NA BB.10 Index	(30,624)	292,000	122,698	11/17/59	(500 bp) —	91,791
					Monthly
CMBX NA BB.11 Index	(5,908)	62,000	21,322	11/18/54	(500 bp) —	15,353
					Monthly
CMBX NA BB.12 Index	(23,594)	330,000	106,326	8/17/61	(500 bp) —	82,411
					Monthly
CMBX NA BB.12 Index	(16,741)	317,000	102,137	8/17/61	(500 bp) —	85,088
					Monthly
CMBX NA BB.12 Index	(16,575)	227,000	73,139	8/17/61	(500 bp) —	56,344
					Monthly
CMBX NA BB.12 Index	(87,600)	146,000	47,041	8/17/61	(500 bp) —	(40,701)
					Monthly

Premier Income Trust 107

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.12 Index	$(8,184)	$116,000	$37,375	8/17/61	(500 bp) —	$29,079
					Monthly
CMBX NA BB.12 Index	(5,718)	70,000	22,554	9/17/58	(500 bp) —	16,768
					Monthly
CMBX NA BB.7 Index	(75,213)	374,000	159,399	1/17/47	(500 bp) —	83,822
					Monthly
CMBX NA BB.7 Index	(36,252)	188,000	80,126	1/17/47	(500 bp) —	43,691
					Monthly
CMBX NA BB.7 Index	(10,105)	54,000	23,015	1/17/47	(500 bp) —	12,858
					Monthly
CMBX NA BB.7 Index	(8,476)	42,000	17,900	1/17/47	(500 bp) —	9,383
					Monthly
CMBX NA BB.9 Index	(11,007)	312,000	129,636	9/17/58	(500 bp) —	118,326
					Monthly
CMBX NA BB.9 Index	(17,813)	293,000	121,742	9/17/58	(500 bp) —	103,643
					Monthly
CMBX NA BB.9 Index	(18,021)	293,000	121,742	9/17/58	(500 bp) —	103,435
					Monthly
CMBX NA BB.9 Index	(16,927)	275,000	114,263	9/17/58	(500 bp) —	97,068
					Monthly
CMBX NA BB.9 Index	(11,499)	232,000	96,396	9/17/58	(500 bp) —	84,671
					Monthly
CMBX NA BB.9 Index	(10,746)	199,000	82,685	9/17/58	(500 bp) —	71,745
					Monthly
CMBX NA BB.9 Index	(22,495)	169,000	70,220	9/17/58	(500 bp) —	47,560
					Monthly
CMBX NA BB.9 Index	(22,550)	166,000	68,973	9/17/58	(500 bp) —	46,262
					Monthly
CMBX NA BB.9 Index	(24,292)	161,000	66,896	9/17/58	(500 bp) —	42,447
					Monthly
CMBX NA BB.9 Index	(22,012)	161,000	66,896	9/17/58	(500 bp) —	44,727
					Monthly
CMBX NA BB.9 Index	(11,270)	150,000	62,325	9/17/58	(500 bp) —	50,910
					Monthly
CMBX NA BB.9 Index	(17,446)	116,000	48,198	9/17/58	(500 bp) —	30,640
					Monthly
CMBX NA BB.9 Index	(9,056)	103,000	42,797	9/17/58	(500 bp) —	33,641
					Monthly
CMBX NA BB.9 Index	(15,719)	101,000	41,966	9/17/58	(500 bp) —	26,149
					Monthly
CMBX NA BB.9 Index	(8,125)	95,000	39,473	9/17/58	(500 bp) —	31,255
					Monthly
CMBX NA BB.9 Index	(3,127)	80,000	33,240	9/17/58	(500 bp) —	30,035
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	32,409	9/17/58	(500 bp) —	20,527
					Monthly

108 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(11,806)	$78,000	$32,409	9/17/58	(500 bp) —	$20,527
					Monthly
CMBX NA BBB–.11 Index	(128,348)	401,000	64,280	11/18/54	(300 bp) —	(64,302)
					Monthly
CMBX NA BBB–.11 Index	(128,348)	401,000	64,280	11/18/54	(300 bp) —	(64,302)
					Monthly
CMBX NA BBB–.11 Index	(114,029)	361,000	57,868	11/18/54	(300 bp) —	(56,371)
					Monthly
CMBX NA BBB–.11 Index	(113,622)	359,000	57,548	11/18/54	(300 bp) —	(56,284)
					Monthly
CMBX NA BBB–.11 Index	(55,866)	179,000	28,694	11/18/54	(300 bp) —	(27,277)
					Monthly
CMBX NA BBB–.12 Index	(59,488)	179,000	28,765	8/17/61	(300 bp) —	(30,827)
					Monthly
CMBX NA BBB–.12 Index	(28,130)	91,000	14,624	8/17/61	(300 bp) —	(13,560)
					Monthly
CMBX NA BBB–.7 Index	(30,224)	476,000	104,054	1/17/47	(300 bp) —	73,549
					Monthly
Upfront premium received	51	Unrealized appreciation				7,368,541
Upfront premium (paid)	(9,784,486)	Unrealized (depreciation)				(2,422,038)
Total	$(9,784,435)	Total				$4,946,503

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Premier Income Trust 109

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Capital goods	$1,264	$—	$—
Consumer cyclicals	158,737	9,296	—
Energy	—	984	—
Health care	3,531	—	—
Utilities and power	—	21,073	—
Total common stocks	163,532	31,353	—
Asset-backed securities	—	5,877,394	—
Convertible bonds and notes	—	32,767,423	—
Corporate bonds and notes	—	129,817,769	308
Foreign government and agency bonds and notes	—	60,666,135	—
Mortgage-backed securities	—	202,324,416	—
Preferred stocks	—	391,499	—
Purchased options outstanding	—	4,650,747	—
Purchased swap options outstanding	—	26,643,368	—
Senior loans	—	14,808,794	—
U.S. government and agency mortgage obligations	—	366,796,628	—
U.S. treasury obligations	—	3,595,673	—
Short-term investments	29,092,013	43,368,945	—
Totals by level	$29,255,545	$891,740,144	$308

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,492,449)	$—
Futures contracts	(1,127,217)	—	—
Written options outstanding	—	(1,116,448)	—
Written swap options outstanding	—	(25,974,677)	—
Forward premium swap option contracts	—	9,675,124	—
TBA sale commitments	—	(143,286,095)	—
Interest rate swap contracts	—	(2,143,797)	—
Total return swap contracts	—	(3,910,037)	—
Credit default contracts	—	(35,324,597)	—
Totals by level	$(1,127,217)	$(203,572,976)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

110 Premier Income Trust

Statement of assets and liabilities 7/31/20
ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $909,435,373)	$899,351,984
Affiliated issuers (identified cost $21,644,013) (Notes 1 and 5)	21,644,013
Foreign currency (cost $19,824) (Note 1)	24,583
Dividends, interest and other receivables	5,624,735
Receivable for investments sold	1,256,828
Receivable for sales of delayed delivery securities (Note 1)	25,719
Receivable for sales of TBA securities (Note 1)	40,931,683
Receivable for variation margin on futures contracts (Note 1)	15,579
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,452,400
Unrealized appreciation on forward premium swap option contracts (Note 1)	24,476,044
Unrealized appreciation on forward currency contracts (Note 1)	3,093,299
Unrealized appreciation on OTC swap contracts (Note 1)	8,618,534
Premium paid on OTC swap contracts (Note 1)	9,784,532
Prepaid assets	41,957
Total assets	1,016,341,890

LIABILITIES
Payable to custodian	65,877
Payable for investments purchased	3,580,234
Payable for purchases of delayed delivery securities (Note 1)	25,000
Payable for purchases of TBA securities (Note 1)	259,689,291
Payable for compensation of Manager (Note 2)	953,622
Payable for custodian fees (Note 2)	134,278
Payable for investor servicing fees (Note 2)	41,238
Payable for Trustee compensation and expenses (Note 2)	237,239
Payable for administrative services (Note 2)	1,842
Payable for variation margin on futures contracts (Note 1)	119,360
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,505,827
Distributions payable to shareholders	3,823,614
Unrealized depreciation on OTC swap contracts (Note 1)	28,823,543
Premium received on OTC swap contracts (Note 1)	24,166,557
Unrealized depreciation on forward currency contracts (Note 1)	4,585,748
Unrealized depreciation on forward premium swap option contracts (Note 1)	14,800,920
Written options outstanding, at value (premiums $18,352,759) (Note 1)	27,091,125
TBA sale commitments, at value (proceeds receivable $143,064,219) (Note 1)	143,286,095
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	11,043,673
Other accrued expenses	258,784
Total liabilities	524,233,867

Net assets	$492,108,023

(Continued on next page)

Premier Income Trust 111

Statement of assets and liabilities cont.
REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$685,439,194
Total distributable earnings (Note 1)	(193,331,171)
Total — Representing net assets applicable to capital shares outstanding	$492,108,023

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($492,108,023 divided by 102,517,867 shares)	$4.80

The accompanying notes are an integral part of these financial statements.

112 Premier Income Trust

Statement of operations Year ended 7/31/20
INVESTMENT INCOME
Interest (net of foreign tax of $549) (including interest income of $439,899 from investments
in affiliated issuers) (Note 5)	$29,665,035
Dividends	32,486
Total investment income	29,697,521

EXPENSES
Compensation of Manager (Note 2)	3,963,776
Investor servicing fees (Note 2)	264,786
Custodian fees (Note 2)	131,880
Trustee compensation and expenses (Note 2)	18,433
Administrative services (Note 2)	14,587
Other	581,759
Total expenses	4,975,221

Expense reduction (Note 2)	(2,089)
Net expenses	4,973,132

Net investment income	24,724,389

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	16,005,570
Foreign currency transactions (Note 1)	(14,531)
Forward currency contracts (Note 1)	(946,923)
Futures contracts (Note 1)	352,871
Swap contracts (Note 1)	(9,900,575)
Written options (Note 1)	(130,231)
Total net realized gain	5,366,181
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(3,571,046)
Assets and liabilities in foreign currencies	20,013
Forward currency contracts	(1,496,628)
Futures contracts	(968,698)
Swap contracts	(36,594,460)
Written options	(10,861,281)
Total change in net unrealized depreciation	(53,472,100)

Net loss on investments	(48,105,919)

Net decrease in net assets resulting from operations	$(23,381,530)

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 113

Statement of changes in net assets
DECREASE IN NET ASSETS	Year ended 7/31/20	Year ended 7/31/19
Operations
Net investment income	$24,724,389	$27,864,407
Net realized gain (loss) on investments
and foreign currency transactions	5,366,181	(19,355,944)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(53,472,100)	13,634,374
Net increase (decrease) in net assets resulting
from operations	(23,381,530)	22,142,837
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(34,893,178)	(40,044,270)
From return of capital	(8,375,073)	—
Decrease from capital share transactions (Note 4)	(4,545,003)	(16,176,164)
Increase in capital share transactions from reinvestment
of distributions	1,238,602	—
Total decrease in net assets	(69,956,182)	(34,077,597)

NET ASSETS
Beginning of year	562,064,205	596,141,802
End of year	$492,108,023	$562,064,205

NUMBER OF FUND SHARES
Shares outstanding at beginning of year	103,365,372	106,664,383
Shares repurchased (Note 4)	(1,089,857)	(3,299,011)
Shares issued in connection with reinvestment
of distributions	242,352	—
Shares outstanding at end of year	102,517,867	103,365,372

The accompanying notes are an integral part of these financial statements.

114 Premier Income Trust

Financial highlights (For a common share outstanding throughout the period)
PER-SHARE OPERATING PERFORMANCE
			Year ended
	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$5.44	$5.59	$5.56	$5.28	$5.72
Investment operations:
Net investment income a	.24	.27	.31	.28	.31
Net realized and unrealized
gain (loss) on investments	(.47)	(.05)	.03	.30	(.48)
Total from investment operations	(.23)	.22	.34	.58	(.17)
Less distributions:
From net investment income	(.34)	(.38)	(.31)	(.31)	(.31)
From return of capital	(.08)	—	—	—	—
Total distributions	(.42)	(.38)	(.31)	(.31)	(.31)
Increase from shares repurchased	.01	.01	— [e]	.01	.04
Net asset value, end of period	$4.80	$5.44	$5.59	$5.56	$5.28
Market price, end of period	$4.74	$5.32	$5.25	$5.39	$4.72
Total return at market price (%) b	(3.19)	9.18	3.26	21.30	(1.31)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$492,108	$562,064	$596,142	$596,641	$577,236
Ratio of expenses to average
net assets (%) c	.94	.93	.92	.92	.91
Ratio of net investment income
to average net assets (%)	4.67	4.94	5.53	5.20	5.75
Portfolio turnover (%) d	943	854	785	1,055	808

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 7/31/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2019 through July 31, 2020.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected

116 Premier Income Trust

by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when

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earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

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Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as

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a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The

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Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $33,244,285 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $33,687,683 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$89,083,444	$27,659,804	$116,743,248

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $24,292,069 to its fiscal year ending July 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and July 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and July 31, 2020).

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Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital.  A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates.   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent from foreign currency gains and losses, from late year loss deferrals, from dividends payable, from defaulted bond interest, from unrealized gains and losses on certain future contracts, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities, from real estate mortgage investment conduits and from ISDA Fix Anti Trust Settlement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $4,188,816 to decrease accumulated net investment loss and $4,188,816 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$117,216,937
Unrealized depreciation	(163,798,245)
Net unrealized depreciation	(46,581,308)
Capital loss carryforward	(116,743,248)
Late year ordinary loss deferral	(24,292,069)
Cost for federal income tax purposes	$762,863,847

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.749% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

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The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,089 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $358, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$6,642,043,997	$6,677,344,278
U.S. government securities (Long-term)	—	—
Total	$6,642,043,997	$6,677,344,278

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2019, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 356 day period ending September 30, 2020 (based on shares outstanding as of October 9, 2019). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2019 (based on shares outstanding as of October 9, 2018). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees. At Putnam’s recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated July 1, 2020.

For the reporting period, the fund repurchased 1,089,857 common shares for an aggregate purchase price of $4,545,003, which reflects a weighted-average discount from net asset value per share of 10.92%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

Premier Income Trust 123

For the previous fiscal year, the fund repurchased 3,299,011 common shares for an aggregate purchase price of $16,176,164, which reflected a weighted-average discount from net asset value per share of 8.25%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 3,854 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $18,461 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/19	cost	proceeds	income	of 7/31/20
Short-term investments
Putnam Short Term
Investment Fund*	$42,110,406	$204,199,314	$224,665,707	$439,899	$21,644,013
Total Short-term
investments	$42,110,406	$204,199,314	$224,665,707	$439,899	$21,644,013

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

124 Premier Income Trust

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$297,600,000
Purchased currency option contracts (contract amount)	$109,100,000
Purchased swap option contracts (contract amount)	$1,520,200,000
Written TBA commitment option contracts (contract amount)	$346,100,000
Written currency option contracts (contract amount)	$97,000,000
Written swap option contracts (contract amount)	$927,300,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$326,800,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$2,400,700,000
OTC total return swap contracts (notional)	$48,500,000
Centrally cleared total return swap contracts (notional)	$270,200,000
OTC credit default contracts (notional)	$194,900,000
Centrally cleared credit default contracts (notional)	$6,500,000

* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$15,511,274	Unrealized depreciation	$50,055,535
Foreign exchange
contracts	Investments, Receivables	4,784,583	Payables	5,262,344
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	91,708,843*	Unrealized depreciation	86,806,804*
Total		$112,004,700		$142,124,683

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Premier Income Trust 125

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$919,862	$919,862
Foreign exchange contracts	(333,445)	—	(946,923)	—	$(1,280,368)
Interest rate contracts	21,964,649	352,871	—	(10,820,437)	$11,497,083
Total	$21,631,204	$352,871	$(946,923)	$(9,900,575)	$11,136,577

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(22,857,217)	$(22,857,217)
Foreign exchange contracts	453,178	—	(1,496,628)	—	$(1,043,450)
Interest rate contracts	12,624,089	(968,698)	—	(13,737,243)	$(2,081,852)
Total	$13,077,267	$(968,698)	$(1,496,628)	$(36,594,460)	$(25,982,519)

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Premier Income Trust 127

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPacBanking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,064,958	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,064,958
OTC Total return
swap contracts*#	—	46,517	—	4,777	—	11,045	—	43,950	—	785,258	75,450	—	—	—	—	—	—	—	966,997
Centrally cleared total
return swap contracts§	—	—	387,442	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	387,442
OTC Credit default
contracts — protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	3,130,020	2,554,786	—	1,132,138	—	—	3,627,841	1,714,056	2,572,097	—	—	—	—	—	14,730,938
Futures contracts§	—	—	—	—	—	—	—	—	—	—	15,579	—	—	—	—	—	—	—	15,579
Forward currency
contracts #	185,476	364,097	—	181,246	—	—	—	507,542	208,127	899,275	—	—	21,158	20,914	163,528	229,589	257,853	54,494	3,093,299
Forward premium swap
option contracts #	4,594,280	311,503	—	1,026,568	—	—	—	1,166,422	—	11,571,323	—	—	4,154,422	—	—	—	1,651,526	—	24,476,044
Purchased swap options **#	294,314	15,526	—	3,229,134	—	—	—	1,597,668	—	5,214,859	—	—	14,293,792	—	—	163,126	1,834,949	—	26,643,368
Purchased options **#	927,523	—	—	—	—	115,836	—	647,925	—	2,959,463	—	—	—	—	—	—	—	—	4,650,747
Total Assets	$6,001,593	$737,643	$1,452,400	$4,441,725	$3,130,020	$2,681,667	$—	$5,095,645	$208,127	$21,430,178	$3,718,870	$1,714,056	$21,041,469	$20,914	$163,528	$392,715	$3,744,328	$54,494	$76,029,372
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	993,797	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	993,797
OTC Total return
swap contracts*#	—	55,130	—	—	—	36,861	3,070	93,593	—	32,060	8,720	—	—	—	—	—	—	—	229,434
Centrally cleared total
return swap contracts§	—	—	512,030	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	512,030
OTC Credit default
contracts — protection
sold*#	582,072	—	—	—	7,018,054	11,410,374	—	7,839,672	—	—	13,779,758	1,789,775	7,635,830	—	—	—	—	—	50,055,535
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	119,360	—	—	—	—	—	—	—	119,360
Forward currency
contracts #	122,801	506,303	—	372,495	—	130,153	—	181,166	112,123	237,323	—	—	8,739	255,249	1,682,421	257,042	553,789	166,144	4,585,748
Forward premium swap
option contracts #	1,348,450	132,175	—	790,274	—	—	—	809,277	—	7,021,936	—	—	2,806,507	—	—	—	1,892,301	—	14,800,920

128 Premier Income Trust	Premier Income Trust 129

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- DominionBank	UBS AG	WestPac Banking Corp.	Total
Written swap options #	$235,574	$921,862	$—	$3,389,780	$—	$—	$—	$1,015,498	$—	$6,088,576	$—	$—	$12,508,830	$—	$—	$327,123	$1,487,434	$—	$25,974,677
Written options #	376,215	—	—	—	—	57,401	—	242,980	—	439,852	—	—	—	—	—	—	—	—	1,116,448
Total Liabilities	$2,665,112	$1,615,470	$1,505,827	$4,552,549	$7,018,054	$11,634,789	$3,070	$10,182,186	$112,123	$13,819,747	$13,907,838	$1,789,775	$22,959,906	$255,249	$1,682,421	$584,165	$3,933,524	$166,144	$98,387,949
Total Financial and
Derivative Net Assets	$3,336,481	$(877,827)	$(53,427)	$(110,824)	$(3,888,034)	$(8,953,122)	$(3,070)	$(5,086,541)	$96,004	$7,610,431	$(10,188,968)	$(75,719)	$(1,918,437)	$(234,335)	$(1,518,893)	$(191,450)	$(189,196)	$(111,650)	$(22,358,577)
Total collateral received
(pledged)†##	$3,336,481	$(614,000)	$—	$(49,990)	$(3,888,034)	$(8,953,122)	$—	$(5,086,541)	$96,004	$7,183,000	$(10,188,968)	$(75,719)	$(1,918,437)	$(222,000)	$(1,418,892)	$(191,450)	$(141,988)	$—
Net amount	$—	$(263,827)	$(53,427)	$(60,834)	$—	$—	$(3,070)	$—	$—	$427,431	$—	$—	$—	$(12,335)	$(100,001)	$—	$(47,208)	$(111,650)
Controlled collateral
received (including
TBA commitments)**	$3,595,673	$—	$—	$—	$—	$—	$—	$—	$130,000	$7,183,000	$135,000	$—	$—	$—	$—	$—	$—	$—	$11,043,673
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$—	$(614,000)	$—	$(49,990)	$(4,139,627)	$(9,094,536)	$—	$(5,239,439)	$—	$—	$(10,375,405)	$(142,000)	$(2,048,814)	$(222,000)	$(1,418,892)	$(200,992)	$(141,988)	$—	$(33,687,683)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,796,890 and $7,085,792, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

130 Premier Income Trust	Premier Income Trust 131

Note 11: Change in independent accountants (unaudited)

On March 20, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

On April 17, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant.

132 Premier Income Trust

Federal tax information (Unaudited)

For the reporting period, a portion of the fund’s distribution represents a return of capital and is therefore not taxable to shareholders.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $21,247,819 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2021 will show the tax status of all distributions paid to your account in calendar 2020.

Premier Income Trust 133

Shareholder meeting results (Unaudited)

April 24, 2020 annual meeting

At the meeting, each of the nominees for Trustees was elected as follows:
	Votes for	Votes withheld
Liaquat Ahamed	82,660,799	2,366,241
Ravi Akhoury	82,381,719	2,645,321
Barbara M. Baumann	82,558,946	2,468,094
Katinka Domotorffy	82,354,774	2,672,266
Catherine Bond Hill	82,757,718	2,269,322
Paul L. Joskow	81,921,370	3,105,670
Kenneth R. Leibler	82,487,674	2,539,366
George Putnam, III	82,414,693	2,612,347
Robert L. Reynolds	82,785,282	2,241,758
Manoj Singh	82,184,984	2,842,056
Mona K. Sutphen	82,368,182	2,658,858

A proposal to fix the number of Trustees at 11 was approved as follows:

Votes for	Votes against	Abstentions
83,096,016	1,262,387	1,232,176

All tabulations are rounded to the nearest whole number.

134 Premier Income Trust

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018, and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Premier Income Trust 135

George Putnam, III

Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh

Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen

Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a U.S. private nursing and medical services education provider; Director of Pioneer Natural Resources, a publicly traded company engaged in oil exploration and production in the Permian basin; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*

Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2020, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

136 Premier Income Trust

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Premier Income Trust 137

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Growth Opportunities Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
Equity Income Fund	Tax-Free High Yield Fund
International Value Fund
Small Cap Value Fund	State tax-free income funds‡:
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

138 Premier Income Trust

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Asset Allocation	Putnam Retirement Advantage 2035 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2030 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund	Putnam Retirement Advantage 2020 Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® Maturity Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Premier Income Trust 139

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

140 Premier Income Trust

Call 1-800 -225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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AN708 322618 9/20

Item 2. Code of Ethics:

(a) The Fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Distributions Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Ms. Baumann, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distributions Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2020	$144,139	$ —	$13,561	$ —
July 31, 2019	$203,250	$ —	$7,555	$ —

For the fiscal years ended July 31, 2020 and July 31, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $359,403 and $7,555 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2020	$ —	$345,842	$ —	$ —
July 31, 2019	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Distributions Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Committee of the fund's Board of Trustees is composed of the following persons:

Ravi Akhoury

Barbara M. Baumann

Katinka Domotorffy

Paul L. Joskow

Manoj P. Singh

(b) Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis. In addition, in interpreting the funds' proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds' voting decisions.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items under the funds' “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds' proxies. It is the funds' policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds' have requested that their securities lending agent recall each domestic issuer's voting securities that are on loan, in advance of the record date for the issuer's shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS[1]

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

[1] The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 15 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company's performance or has otherwise failed to observe good corporate governance practices.

►	In light of the funds' belief that companies benefit from diversity on the board, the funds will withhold votes from the chair of the nominating committee if:

•	there are no women on the board, or

•	in the case of a board of ten members or more, there are fewer than two women on the board.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends fewer than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.) (if the director attendance disclosure does not explain the absences, or is otherwise inadequate, the funds will also withhold votes from the chair of the governance committee),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than four unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

•	who serves as an executive officer of any public company (“home company”) while serving on more than two public company boards other than the home company board (the funds will withhold votes from the nominee at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive's home company, the funds will withhold votes from members of the home company's governance committee), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Board diversity: The funds' Trustees believe that a company benefits from diversity on the board, including diversity with respect to gender, ethnicity, race, and experience. The Trustees are sensitive to the need for a variety of backgrounds among board members to further creative and independent thought during board deliberations. The Trustees expect company boards to strive for diversity in membership and to clearly explain their efforts and goals in this regard.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a public company and on the boards of more than two unaffiliated public companies. The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds' Trustees, are excessive by reasonable corporate standards relative to the company's record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders' lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards
►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

►	The funds will vote against stock option plans with evergreen features providing for automatic share replenishment.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company's executive compensation program (i.e., “say on pay” proposals in which the company's board proposes that shareholders indicate their support for the company's compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

•	the amount per employee under the plan is unlimited, or

•	the plan's performance criteria is undisclosed, or

•	the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, evergreen provisions, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management's interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock, except that the funds will evaluate such proposals on a case-by-case basis if they relate to a specific transaction or to common stock with special voting rights.

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs, except that the funds will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), the authorization or issuance of preferred stock, or the authorization of share repurchase programs that have the potential to facilitate abusive practices. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination. One such consideration is the funds' belief that, as a general matter, common shareholders should have equal voting rights. With respect to proposals authorizing share repurchase programs, potentially abusive practices may involve programs that allow insiders' shares to be repurchased at a higher price than the price that would be received in an open-market sale, using a share repurchase program to manipulate metrics for incentive compensation, or engaging in greenmail or repurchases that may impact a company's long-term viability.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws — notably Delaware — provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances, and accordingly the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm's independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals), board-approved proposals that conflict with shareholder proposals, and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Voting Director's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund's proxy voting service may identify circumstances that call into question an audit firm's independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships (including inappropriately one-sided dispute resolution procedures), and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman's position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company's charter documents, except that the funds will vote on a case-by-case basis on such proposals at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company's charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company's outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company's ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant's clients on which any of the company's executives serve as a director).

►	The funds will vote on a case-by-case basis on shareholder proposals related to environmental and social initiatives.

►	The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors — and in particular their independent directors — accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

There are some types of proposals that the funds will evaluate on a case-by-case basis in any event. For example, when shareholder proposals conflict with board-approved approvals, the funds will generally evaluate both proposals on a case-by-case basis, considering the materiality of the differences between the proposals, the benefits to shareholders from each proposal, and the strength of the company's corporate governance, among other factors, in determining which proposal to support. In addition, the funds will also consider proposals requiring that the chairman's position be filled by someone other than the company's chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company's corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company's board in evaluating these proposals. The funds will be more likely to vote for shareholder proposals calling for the separation of the roles of the chief executive and chair of the board if the company has a non-independent board, non-independent directors on the nominating, compensation or audit committees, or a weak lead independent director role, or if the board has not worked toward addressing material risks to the company, has chosen not to intervene when management interests conflict with shareholder interests, or has had other material governance failures.

While the funds will also consider shareholder proposals relating to proxy access on a case-by-case basis, the funds will generally vote in favor of market-standard proxy access proposals (for example, proxy access proposals allowing a shareholder or group of up to 20 shareholders holding three percent of a company's outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board). The funds believe that shareholders meeting these criteria generally have demonstrated a sufficient interest in the company that they should be granted access to a company's proxy materials to include their nominees for election alongside the company's nominees.

The funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders' interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. (For proposals to eliminate supermajority vote requirements at companies in which an individual or a group voting collectively holds a majority of the voting interest, the funds vote on a case-by-case basis, taking into account the interests of minority shareholders.) The funds' Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management's interests with shareholders' interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive's previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company's obligations with respect to gross-up payments are limited in a reasonable manner.

The funds' Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds' Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company's overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds' Trustees recognize the importance of environmental and social responsibility. In evaluating shareholder proposals with respect to environmental and social initiatives (including initiatives related to climate change and gender pay equity), the funds will take into account the relevance of the proposal to the company's business and the practicality of implementing the proposal, including the impact on the company's business activities, operations, and stakeholders. The funds will generally vote for proposals calling for reasonable study or reporting relating to climate change matters that are clearly relevant to the company's business activities, taking into consideration, when appropriate, the company's current publicly available disclosure and the company's level of disclosure and oversight of climate change matters relative to its industry peers. With respect to shareholder proposals related to diversity initiatives, the funds will assess the proposals in a manner that is broadly consistent with the funds' approach to holding the board of directors directly accountable for diversity on the board.

The funds' Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company's ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers — i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission's guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds' proxy voting service).

►	The funds will withhold votes for the election of a former member of the company's managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company's executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund's proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds' belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors[2] for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

[2] A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.

Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415–2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds' standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom's Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company's articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom's Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds' independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy
►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds' independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds' independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds' independence standards, and against proposals to change the size of a board if the board does not meet the funds' independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia
►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company's remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe
►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Taiwan
►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors' fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds' proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors' fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors' fees paid by the company's peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company's long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan
►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds' standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company's outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company's outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds' proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company's outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company's charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company's related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board's governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company's accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company's voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds' proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company's board of directors on shareholder countermotions added to a company's meeting agenda, unless the countermotion is directly addressed by one of the funds' other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds' intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company's procedural rules.

Commentary: Since procedural rules, which address such matters as a company's policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 24, 2020

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds' Trustees, proxy voting service, and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds will vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by the Proxy Voting Director, independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds' investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodian(s) to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees (the Trustees' independent administrative staff), assists in the coordination and voting of the funds' proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Chair of the Board Policy and Nominating Committee and Putnam Management's investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management's investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund's proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company's shareholders in advance of the company's shareholder meeting, typically to explain and to provide the company's perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds' proxy voting service to prepare and file on Form N‑PX, by August 31 of each year, the funds' proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds' proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds' website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management's investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted or confer with a senior member of the Office of the Trustees.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management's investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management's investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral item from the Proxy Voting Director, Putnam Management's investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management's investment professionals (and the related Conflicts Report) in determining how to vote the funds' proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised most recently on January 24, 2020.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund's portfolio as of the filing date of this report.

Portfolio managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994-Present	Chief Investment Officer. Fixed Income Previously, Co-Head of Fixed Income
Michael Atkin	2007	Putnam Management 1997-Present	Portfolio Manager
Albert Chan	2020	Putnam Management 2002-Present	Portfolio Manager Previously, Analyst
Robert Davis	2017	Putnam Management 1999-Present	Portfolio Manager Previously, Analyst
Brett Kozlowski	2017	Putnam Management 2008-Present	Portfolio Manager
Michael Salm	2011	Putnam Management 1997-Present	Co-Head of Fixed Income
Paul Scanlon	2005	Putnam Management 1999-Present	Co-Head of Fixed Income

(a)(2) Other Accounts Managed by the Fund's Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's Portfolio Managers managed as of the fund's most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

William Kohli	14*	$6,860,700,000	17	$4,379,600,000	17**	$12,762,000,000
Michael Salm	31***	$29,114,300,000	36	$12,676,900,000	30**	$4,690,800,000
Michael Atkin	5	$3,601,000,000	5	$2,761,900,000	8**	$1,325,100,000
Paul Scanlon	31***	$29,114,300,000	36	$12,676,900,000	30**	$4,686,300,000
Brett Kozlowski	22****	$12,282,400,000	23	$7,662,300,000	18	$2,919,000,000
Robert Davis	10*****	$3,827,400,000	10	$2,813,800,000	15**	$1,171,700,000
Albert Chan	14******	$7,141,700,000	14	$2,647,100,000	7	$742,100,000

*	3 accounts, with total assets of $2,439,900,000, pay an advisory fee based on account performance.

**	1 account, with total assets of $544,300,000 pay an advisory fee based on account performance.

***	2 accounts, with total assets of $727,000,000 pay an advisory fee based on account performance.

****	2 accounts, with total assets of $1,935,600,000 pay an advisory fee based on account performance

*****	1 accounts, with total assets of $222,700,000 pay an advisory fee based on account performance

******	1 accounts, with total assets of $2,439,900,000 pay an advisory fee based on account performance

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund's Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front-running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund's Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers or performance ahead of the applicable benchmark, depending on the product, based on a blend of 3-year and 4-year performance. In addition, evaluations take into account individual contributions and a subjective component. Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on group, individual, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For Putnam Managed Municipal Income Trust and Putnam Municipal Opportunities Trust, Putnam evaluates performance based on the fund's peer ranking in the fund's Lipper category. This peer ranking is based on pre-tax performance.

For Putnam Master Intermediate Income Trust and Putnam Premier Income Trust, Putnam evaluates performance based on the peer ranking of related products managed by Putnam Management with similar strategies in those products' Lipper categories. This peer ranking is based on pre-tax performance.

One or more of the portfolio managers of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust receive a portion of the performance fee payable by several private funds managed by Putnam (the “Private Funds”) in connection with their service as members of the Private Funds' portfolio management team. See “Other Accounts Managed by the Fund's Portfolio Managers — Potential conflicts of interest in managing multiple accounts” in (a)(2) above for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*	: Assets in the fund

	Year	$0	$0-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
			$10,000	$50,000	$100,000	$500,000	$1,000,000	and over
William Kohli	2020						x
	2019							x
Michael Atkin	2020	x
	2019	x
Robert Davis	2020	x
	2019				x
Brett Kozlowski	2020	x
	2019	x
Michael Salm	2020					x
	2019						x
Paul Scanlon	2020	x
	2019	x
Albert Chan	2020	x
	2019	x

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2019	—	—	—	7,367,427
September 1 — September 30, 2019	—	—	—	7,367,427
October 1 — October 9, 2019	—	—	—	7,367,427
October 10 — October 31, 2019	—	—	—	10,336,537
November 1 — November 30, 2019	—	—	—	10,336,537
December 1 — December 31, 2019	—	—	—	10,336,537
January 1 — January 31, 2020	—	—	—	10,336,537
February 1 — February 28, 2020	—	—	—	10,336,537
March 1 — March 31, 2020	1,089,857	$4.17	1,089,857	9,246,680
April 1 — April 30, 2020	—	—	—	9,246,680
May 1 — May 31, 2020	—	—	—	9,246,680
June 1 — June 30, 2020	—	—	—	9,246,680
July 1 — July 31, 2020	—	—	—	9,246,680

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2018, which was in effect between October 10, 2018 and October 9, 2019, allowed the fund to repurchase up to 10,666,438 of its shares. The program renewed by the Board in September 2019, which is in effect between October 10, 2019 and September 30, 2020, allows the fund to repurchase up to 10,336,537 of its shares. At Putnam Management's recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated on July 1, 2020.
**	Information prior to October 10, 2019 is based on the total number of shares eligible for repurchase under the program, as amended through September 2018. Information from October 10, 2019 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2019.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 28, 2020